                            Registration No. 33-83798

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                         Post-Effective Amendment No. 5
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                       Post-Effective Amendment No. / 5 /


            Massachusetts Mutual Variable Annuity Separate Account 3
                           (Exact Name of Registrant)

                   Massachusetts Mutual Life Insurance Company
                               (Name of Depositor)

               1295 State Street, Springfield, Massachusetts 01111
              (Address of Depositor's Principal Executive Offices)

                                 (413) 788-8411

                                Thomas F. English
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b) of Rule 485.


|X| on May 1, 1999 pursuant to paragraph (b) of Rule 485.


|_| 60 days after filing pursuant to paragraph (a) of Rule 485.

|_| on (date) pursuant to paragraph (a) of Rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


STATEMENT PURSUANT TO RULE 24f-2


The Registrant has registered an indefinite number or amount of its variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1998 was filed on or about March 22, 1999.

                            CROSS REFERENCE TO ITEMS

                              REQUIRED BY FORM N-4

N-4 Item                                   Caption in Prospectus
--------                                   ---------------------

1 .....................................    Cover Page
2 .....................................    Index of Special Terms
3 .....................................    Table of Fees & Expenses
4 .....................................    Condensed Financial Information;
                                           Performance
5 .....................................    The Company; Investment Choices
6 .....................................    Expenses; Distributors
7 .....................................    Ownership; Purchasing a Contract;
                                           Voting Rights; Reservation of Rights;
                                           Contract Value; Cover Page
8 .....................................    The Income Phase
9 .....................................    Death Benefit
10 ....................................    The Accumulation Phase;
                                           Distributors
11 ....................................    Highlights; Withdrawals
12 ....................................    Taxes
13 ....................................    Legal Proceedings
14 ....................................    Additional Information
                                           Caption in Statement of
                                           Additional Information
15 ....................................    Cover Page
16 ....................................    Table of Contents
17 ....................................    General Information
18 ....................................    Distribution; Experts
19 ....................................    Purchase of Securities Being Offered
20 ....................................    Distribution
21 ....................................    Performance Measures
22 ....................................    Contract Value Calculations
23 ....................................    Financial Statements

                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity
Separate Account 3
Life Trust Variable Annuity

This prospectus describes the LifeTrust individual flexible purchase payment variable annuity contract offered by Massachusetts Mutual Life Insurance Company. The contract provides for accumulation of contract value and annuity payments on a fixed and variable basis.

You, the contract owner, have a number of investment choices in this contract. These investment choices include fourteen funds which are offered through our separate account, Massachusetts Mutual Variable Annuity Separate Account 3. In most states, we also offer a fixed account with a market value adjustment.

MML Series Investment Fund

o    MML Equity Fund

o    MML Money Market Fund

o    MML Managed Bond Fund

o    MML Blend Fund


Oppenheimer Variable Account Funds

o    Oppenheimer Money Fund/VA

o    Oppenheimer High Income Fund/VA

o    Oppenheimer Bond Fund/VA

o    Oppenheimer Aggressive Growth Fund/VA

o    Oppenheimer Multiple Strategies Fund/VA

o    Oppenheimer Capital Appreciation Fund/VA

o    Oppenheimer Global Securities Fund/VA

o    Oppenheimer Strategic Bond Fund/VA

o    Oppenheimer Main Street Growth & Income Fund/VA

o    Oppenheimer Small Cap Growth Fund/VA


Please read this prospectus before investing. You should keep it for future reference. It contains important information about the LifeTrust contract.


To learn more about the LifeTrust contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 30 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Annuity Service Center at (800) 366-8226 or write to:
Annuity Service Center, H564, P.O. Box 9067, Springfield, Massachusetts 01102-9067.


The contracts:

o    are not bank deposits.

o    are not federally insured.

o    are not endorsed by any bank or governmental agency.

o    are not guaranteed and may be subject to loss of principal.

The SEC has not approved these contracts or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.


May 1, 1999.

Table Of Contents

Highlights                                                                     4

Table Of Fees And Expenses                                                     5

The Company                                                                    9

The LifeTrust Variable Annuity
Contract - General Overview                                                    9

Ownership Of A Contract                                                       10
   Owner                                                                      10
   Joint Owner                                                                10
   Annuitant                                                                  10
   Beneficiary                                                                10

Purchasing A Contract                                                         11
   Purchase Payments                                                          11
   Allocation Of Purchase Payments                                            11

Investment Choices                                                            12
   The Separate Account                                                       12
   The Funds                                                                  12
   The Fixed Account With
     Market Value Adjustment                                                  14

Contract Value                                                                15
   Accumulation Units                                                         15
   Transfers                                                                  15
   Automatic Transfers                                                        16
     Dollar Cost Averaging Program                                            16
     Asset Reallocation Program                                               17
   Withdrawals                                                                17
     Automatic Partial Withdrawals                                            18

Expenses                                                                      19
   Insurance Charges                                                          19
     Mortality and Expense Risk Charge                                        19
     Administrative Expense Charge                                            19
     Death Benefit Charge                                                     19
   Administrative Charge                                                      19
   Contingent Deferred Sales Charge                                           20
     Free Withdrawals                                                         20
   Market Value Adjustment                                                    20
   Premium Taxes                                                              21
   Transfer Fee                                                               21
   Income Taxes                                                               21
   Fund Expenses                                                              21

The Income Phase                                                              22
   Fixed Income Payments                                                      22
   Variable Income Payments                                                   22
   Annuity Unit Value                                                         23
   Annuity Options                                                            23

Death Benefit                                                                 25
   Contract Owner Death Benefit                                               25
   Annuitant Death Benefit                                                    25

Taxes                                                                         26
   Annuity Contracts In General                                               26
   Qualified And Non-Qualified Contracts                                      26
   Withdrawals - Non-Qualified Contracts                                      26
   Withdrawals - Qualified Contracts                                          27
   Withdrawals - Tax Sheltered Annuities                                      27

Other Information                                                             28
   Performance 37 Standardized Total Returns                                  28
     Nonstandard Total Returns                                                28
     Total Returns                                                            28
     Average Annual Total Returns                                             28
     Yield and Effective Yield                                                28
   Year 2000                                                                  28
   Distributors                                                               29
   Electronic Transmission Of
     Application Information                                                  29
   Assignment 39 Voting Rights                                                29
   Reservation Of Rights                                                      29
   Suspension Of Payments Or Transfers                                        30
   Legal Proceedings                                                          30
   Financial Statements                                                       30
   Additional Information                                                     30

Appendix A -
Condensed Financial Information                                              A-1

Index Of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.


                                                                            Page
                                                                            ----

Accumulation Phase                                                             9
Accumulation Unit                                                             15
Annuitant                                                                     10
Annuity Options                                                               23
Annuity Payments                                                              22
Annuity Service Center                                                Cover Page
Annuity Unit Value                                                            23
Contract Year                                                                 25
Free Withdrawal                                                               20
Income Phase                                                                   9
Maturity Date                                                                 22
Non-Qualified                                                                 26
Purchase Payment                                                              11
Qualified                                                                     26
Separate Account                                                              12
Tax Deferral                                                                   9

Highlights

This prospectus describes the general provisions of the LifeTrust contract. You may review a copy of the contract upon request.

Free Look

You have a right to examine your contract. If you change your mind about owning your contract, you can cancel it within 10 days after receiving it. However, this time period may vary by state. When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. You will receive back your contract value as of the business day we receive your contract and written request at our Annuity Service Center, plus any amount we deducted from your purchase payment(s). If your state requires it, or if you purchase this contract as an IRA, we will return the greater of your purchase payments less any withdrawals you took, or your contract value, plus any amount we deducted from your purchase payment(s).

Contingent Deferred Sales
Charge

We do not deduct a sales charge when we receive a purchase payment from you. However, we may assess a contingent deferred sales charge if you withdraw all of or any part of the contract value, if you elect to begin receiving annuity payments under the contract, and if we pay certain death benefits. The amount of the contingent deferred sales charge depends on the amount of your purchase payments and the length of time since you made them. The contingent deferred sales charge ranges from 7% to 0%.

Federal Income Tax Penalty

If you withdraw any of the contract value from your non-qualified contract, a 10% federal income tax penalty may be applied to the amount of the withdrawal that is includible in your gross income for tax purposes. Some withdrawals may be exempt from the penalty tax. They include any amounts:

o    paid on or after you reach age 59 1/2;

o    paid to your beneficiary after you die;

o paid if you become totally disabled as the term is defined in the Internal Revenue Code;

o paid in a series of substantially equal payments made annually or more frequently for life or a period not exceeding life expectancy;

o    paid under immediate annuity; or

o    that come from purchase payments made prior to August 14, 1982.

The Internal Revenue Code (the Code) treats any withdrawal as first coming from earnings and then from your purchase payments. Separate tax penalties and restrictions apply to withdrawals under qualified contracts. Please refer to the Taxes section of this prospectus for more information.

Table Of Fees And Expenses

Contract Owner Transaction Expenses

Transfer Fee:

     During the accumulation phase:          None for the first 14 transfers in
                                             a contract year. We charge $20 for
                                             each transfer thereafter.

     During the income phase:                We allow transfers only if a
                                             variable monthly income option is
                                             in effect. We limit transfers to
                                             once every three months. We do not
                                             charge for these transfers.

Sales Load on Purchases:                     0%

Contingent Deferred Sales Charge
(as a percentage of purchase payments when withdrawn)

Full years since payment            0    1    2    3    4    5    6    7 or more
Percentage                          7%   6%   5%   4%   3%   2%   1%   0%

Annual Administrative Charge:                     $30

Separate Account Annual Expenses
(as a percentage of the average account value)

Mortality and Expense Risk Charge:                1.15%

Administrative Charge:                            0.15%

Death Benefit Charge:                             0.10%

Total Separate Account Annual Expenses:           1.40%

Annual Fund Expenses
(as a percentage of average net assets as of December 31, 1998)



                                                                          Total Portfolio
                                                        Management  Other     Annual
                                                          Fees    Expenses   Expenses
                                                        --------- --------   --------

MML Equity Fund*                                          0.37%     0.00%     0.37%
MML Money Market Fund*                                    0.46%     0.03%     0.49%
MML Managed Bond Fund*                                    0.45%     0.03%     0.48%
MML Blend Fund*                                           0.37%     0.00%     0.37%
Oppenheimer Money Fund/VA                                 0.45%     0.05%     0.50%
Oppenheimer High Income Fund/VA                           0.74%     0.04%     0.78%
Oppenheimer Bond Fund/VA                                  0.72%     0.02%     0.74%
Oppenheimer Aggressive Growth Fund/VA                     0.69%     0.02%     0.71%
Oppenheimer Multiple Strategies Fund/VA                   0.72%     0.04%     0.76%
Oppenheimer Capital Appreciation Fund/VA**                0.72%     0.03%     0.75%
Oppenheimer Global Securities Fund/VA                     0.68%     0.06%     0.74%
Oppenheimer Strategic Bond Fund/VA                        0.74%     0.06%     0.80%
Oppenheimer Main Street Growth & Income Fund/VA***        0.74%     0.05%     0.79%
Oppenheimer Small Cap Growth Fund/VA                      0.75%     0.12%     0.87%


* We have agreed to bear the expenses of these Funds (other than the management fee, interest, taxes, brokerage commissions and extraordinary expenses) in excess of 0.11% of the average daily net asset value of these Funds through April 30, 2000. We do not expect that we will be required to reimburse any expenses of these Funds due to these undertakings in 1999.

**   Prior to May 1, 1999, this Fund was called Oppenheimer Growth Fund.

***  Prior to May 1, 1999, this Fund was called Oppenheimer Growth & Income
     Fund.

Examples

The following examples are designed to help you understand the expenses in the contracts. The examples show the cumulative expenses you would pay assuming you invested $1,000 in a contract and allocated all of it to a fund that earned 5% each year. All the expenses shown in the table of fees and expenses, including the annual fund expenses, are assumed to apply.

This first example assumes that you withdrew all of your money at the end of years 1, 3, 5 or 10.


                                               Year   1       3       5       10
                                               ----   -       -       -       --

MML Equity Division                                 $ 82    $103    $127    $217

MML Money Market Division                             83     107     133     230

MML Managed Bond Division                             83     107     133     229

MML Blend Division                                    82     103     127     218

Oppenheimer Money Division                            83     107     134     231

Oppenheimer High Income Division                      86     116     148     260

Oppenheimer Bond Division                             86     115     146     256

Oppenheimer Aggressive Growth Division*               85     114     145     253

Oppenheimer Multiple Strategies Division              86     115     147     258

Oppenheimer Growth Division**                         86     115     147     257

Oppenheimer Global Securities Division                86     115     146     256

Oppenheimer Strategic Bond Division                   86     116     149     262

Oppenheimer Growth & Income Division***               86     116     149     261

Oppenheimer Small Cap Growth Division                 87     119     153     269


This second example assumes that you did not withdraw all of your contract value at the end of years 1, 3, 5 or 10.


                                               Year   1       3       5       10
                                               ----   -       -       -       --

MML Equity Division                                 $ 19    $ 58    $100    $217
MML Money Market Division                             20      62     106     230
MML Managed Bond Division                             20      62     106     229
MML Blend Division                                    19      58     100     218
Oppenheimer Money Division                            20      62     107     231
Oppenheimer High Income Division                      23      71     121     260
Oppenheimer Bond Division                             23      70     119     256
Oppenheimer Aggressive Growth Division*               22      69     118     253
Oppenheimer Multiple Strategies Division              23      70     120     258
Oppenheimer Growth Division**                         23      70     120     257
Oppenheimer Global Securities Division                23      70     119     256
Oppenheimer Strategic Bond Division                   23      71     122     262
Oppenheimer Growth & Income Division***               23      71     122     261
Oppenheimer Small Cap Growth Division                 24      74     126     269


* Prior to May 1, 1998, this Division was known as the Oppenheimer Capital Appreciation Division.

** Effective May 1, 1999, this Division invests in the Oppenheimer Capital Appreciation Fund/VA.

*** Effective May 1, 1999, this Division invests in the Oppenheimer Main Street Growth & Income Fund/VA.

The purpose of the Table of Fees and Expenses is to assist you in understanding the various costs and expenses that you will incur. The table reflects expenses of the separate account and the funds.

The examples reflect the $30 annual administrative charge as an annual charge of 0.09%. This charge is based on an anticipated average contract value of $35,000.

The examples do not reflect any premium taxes. However, premium taxes may apply.

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

There is an accumulation unit value history contained in Appendix A - Condensed Financial Information.

The Company

Massachusetts Mutual Life Insurance Company (MassMutual), 1295 State Street, Springfield, Massachusetts, is a mutual life insurance company chartered in 1851 under the laws of Massachusetts. MassMutual is currently licensed to transact life, accident, and health insurance business in all states, the District of Columbia, Puerto Rico and certain provinces of Canada. MassMutual had consolidated statutory assets in excess of $67 billion and estimated total assets under management of $176.8 billion as of December 31, 1998.

The Life Trust Variable Annuity Contracts

General Overview

LifeTrust is a contract between you, the owner and us, Massachusetts Mutual. The contract is intended for retirement savings or other long-term investment purposes. In exchange for your purchase payment, we agree to pay you an income when you choose to receive it. You select the income period beginning on a date you designate that is in the future. The LifeTrust contract, like all deferred annuity contracts, has two phases - the accumulation phase and the income phase. Your contract is in the accumulation phase until you decide to begin receiving annuity payments that begin on the maturity date. During the accumulation phase we provide a death benefit. Once you begin receiving annuity payments, your contract enters the income phase.

You are not taxed on contract earnings until you take money from your contract. This is known as tax deferral.

The contract is a called variable annuity because you can choose to allocate your purchase payment(s) among various investment choices. Your choices include fourteen funds and in most states, a fixed account with a market value adjustment. The amount of money you are able to accumulate in your contract during the accumulation phase depends on the investment performance of the funds you select as well as the interest we credit on your value in the fixed account.

At the beginning of the income phase, you can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments will fluctuate depending on the investment performance of the funds you select for the income phase. If you elect to receive payments on a fixed basis, the payments you receive will remain level.

Ownership Of A Contract

Owner

The owner is named at time of application. The owner of a non-qualified contract can be an individual or a non-natural person. For contracts issued under section 403(b), section 408(b) or section 408(k) of the Code, the owner must be the annuitant. Under tax-qualified retirement plans, except Tax Sheltered Annuities and Individual Retirement Annuities, participants may not be contract owners. Therefore, participants have no contract owner rights.

As the owner of the contract, you exercise all rights under the contract. The owner names the beneficiary. Subject to any requirements of the Code applicable to your contract, you may change the owner of the contract at any time prior to the maturity date by written request. Changing the owner may result in tax consequences.

Joint Owner

The contract can be owned by joint owners. If there are joint owners, we will require the signatures of both joint owners for all transactions.

Annuitant

The annuitant is the person on whose life we issue the contract. Generally, we will not issue a contract if the annuitant is age 85 1/2 or older as of the date we proposed to issue the contract.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the annuitant dies. If an irrevocable beneficiary is named, this beneficiary must consent to the exercise of any contract rights.

You can name different classes of beneficiaries, such as primary or secondary. These classes set the order of payment. There may be more than one beneficiary in a class.

When the annuitant and owner are the same person and his/her spouse is the beneficiary of the contract, the beneficiary may continue the contract in his/her own name as annuitant and owner upon the death of the annuitant/owner.

Purchasing A Contract

Purchase Payments

o    Minimum initial purchase payment - $2,000

o    Maximum total purchase payments -$ 1,000,000, without our prior approval.

You can make additional purchase payments of at least $100. In most states, you may allocate purchase payments to the fixed account. The minimum amount that you may allocate to the fixed account is $1,000.

You may make your initial purchase payment, along with your completed application, by giving them to your agent or broker. You can make additional purchase payments by mailing your check that clearly indicates your name and contract number to our Annuity Service Center.

You may also make purchase payments by wire transfer. Instruct your bank to wire transfer funds to:

     Chase Manhattan Bank, New York, New York
     ABA #021000021
     MassMutual Account # 323065430
     Ref: LifeTrust MMB Contract #
     Name: (Your Name)

We have the right to reject any application or purchase payment.

Allocation Of Purchase Payments

When you purchase your contract, you elect how we will apply your purchase payment(s) among the investment choices. If you make additional purchase payments, we will apply them in the same way as your first purchase payment, unless you tell us otherwise.

Once we receive your purchase payment and the necessary information at our Annuity Service Center, we will apply your first purchase payment within 2 business days. If you do not give us all the information we need, we will contact you to get it. If for some reason we are unable to complete the issue process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract on the business day we receive them at our Annuity Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your purchase payment at the Annuity Service Center on a non-business day or after the business day closes, we will credit the amount to your contract effective the next business day.

Investment Choices

The Separate Account

We established Massachusetts Mutual Variable Annuity Separate Account 3 (separate account) to hold the assets that underlie the contracts. We established the separate account on January 14, 1994. We registered the separate account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

We own the assets of the separate account. However, those separate account assets equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to, or charged against, the contracts and not against any other contracts we may issue.

We have divided the separate account into 14 divisions. Each of these divisions invests in a fund. You bear the complete investment risk for purchase payments that you allocate to a fund.

The Funds

The contract offers 14 funds that are listed below. We may add additional funds in the future.

MML Series Investment Fund ("MML Trust")

MML Trust is a no-load, open-end investment company having eight series of shares each of which has a different investment objective designed to meet different investment needs. Four of the series are available to you. MassMutual serves as the investment adviser to the MML Trust. MassMutual has entered into a subadvisory agreement with David L. Babson and Company, Inc. ("Babson"), a controlled subsidiary of MassMutual. Babson manages the investment of the assets of the MML Equity Fund and the equity sector of the MML Blend Fund.


MML Equity Fund. The MML Equity Fund seeks to achieve a superior rate of return over time from both capital appreciation and current income and to preserve capital by investing in equity securities.

MML Money Market Fund. The MML Money Market Fund seeks to maximize current income, to preserve capital and to maintain liquidity by investing in money market instruments.

MML Managed Bond Fund. The MML Managed Bond Fund seeks a high rate of return, consistent with capital preservation, by investing primarily in investment grade, publicly-traded, fixed income securities.

MML Blend Fund. The MML Blend Fund seeks a high total rate of return over time, consistent with prudent investment risk and capital preservation, by investing in equity, fixed income and money market securities.


Oppenheimer Variable Account Funds
("Oppenheimer Funds")


Oppenheimer Variable Account Funds is an investment company consisting of 10 separate series of shares known as funds. The Oppenheimer Funds are advised by OppenheimerFunds, Inc. (OFI). OFI is owned by Oppenheimer Acquisition Corporation, a holding company owned by senior management of OFI and controlled by MassMutual. OFI was organized in 1959 and advises U.S. investment companies with assets aggregating over $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts.

Oppenheimer Money Fund/VA. The Oppenheimer Money Fund/VA seeks maximum current income from investments in money market securities that is consistent with low capital risk and maintenance of liquidity. The fund invests in short-term, high quality "money market" securities.


Oppenheimer High Income Fund/VA. The Oppenheimer High Income Fund/VA seeks a high level of current income. The Fund invests in unrated securities or high risk securities in the lower rating categories, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities.

Oppenheimer Bond Fund/VA. The Oppenheimer Bond Fund/VA seeks a high level of current income. The Fund seeks capital growth when consistent with its primary objective. This Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities

Oppenheimer Aggressive Growth Fund/VA*. The Oppenheimer Aggressive Growth Fund/VA seeks long-term capital appreciation by investing in "growth-type" companies.

* Prior to May 1, 1998, this Fund was called Oppenheimer Capital Appreciation Fund.

Oppenheimer Capital Appreciation Fund/VA*. The Oppenheimer Capital Appreciation Fund/VA seeks long-term capital appreciation by investing in securities of well-known established companies. It invests mainly in equity securities.

*    Prior to May 1, 1999, this Fund was called Oppenheimer Growth Fund.

Oppenheimer Multiple Strategies Fund/VA. The Oppenheimer Multiple Strategies Fund/VA seeks a total return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

Oppenheimer Global Securities Fund/VA. The Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. It invests in equity securities of U.S. and foreign issuers.

Oppenheimer Strategic Bond Fund/VA. The Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund invests in three market sectors: debt securities of foreign government and companies, U.S. Government securities, and lower-rated high yield securities of U.S. companies.

Oppenheimer Main Street Growth & Income Fund/VA*. The Oppenheimer Main Street Growth & Income Fund/VA seeks total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

*    Prior to May 1, 1999, this Fund was called Oppenheimer Growth & Income
     Fund.

Oppenheimer Small Cap Growth Fund/VA. Oppenheimer Small Cap Growth Fund/VA seeks capital appreciation. Current income is not an objective. In seeking its objective, the Fund emphasizes investments in securities of "growth-type" companies with market capitalization less than $1 billion, including common stocks, preferred stocks, convertible securities, rights, warrants and options, in proportions which may vary from time-to-time.

All dividends and capital gains distributions paid by the Funds' shares are automatically reinvested in additional shares at their net asset value determined on the distribution date.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. Current copies of the fund prospectuses are attached to this prospectus. You should read the information contained in the funds' prospectuses carefully before investing.

The Fixed Account With Market Value Adjustment

In most states, you may allocate purchase payments or transfer part of your contract value to our fixed account during the accumulation phase of your contract. The minimum purchase payment or transfer amount we permit to the fixed account is $1,000.


We divide the fixed account into segments. Each segment guarantees that we will credit your value in that segment with a specific rate of interest for a specific guaranteed period. As of May 1, 1999, we offer segments with guarantee periods of 1, 3, 5 and 7 years.


Amounts you allocate or transfer to a segment of the fixed account earn interest at the guaranteed rate applicable to the segment on the date we credit the amounts to the segment. The interest rate we credit remains constant during the guarantee period. You may allocate multiple amounts to a single segment or to multiple segments. We may change the segments we make available for allocations of purchase payments, transfers and renewals at any time.

You do not participate in the investment performance of the assets in the fixed account. Instead, we credit your contract with interest at a specified rate that we declare in advance. We guarantee the interest rate for each segment will be at least 3% per year. We may also credit a higher rate of interest at our discretion.

Any part of your contract value that is removed from a fixed account segment may be subject to a market value adjustment. Any withdrawal from the fixed account may also be subject to a contingent deferred sales charge. We explain the market value adjustment later in this prospectus and in the attached prospectus for the fixed account. We also provide more information regarding the fixed account in the attached prospectus for the fixed account. Please review the prospectus for the fixed account before you allocate any value to the fixed account.

Contract Value

Your contract value is the sum of your value in the separate account and the fixed account.

Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your contract value, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

Accumulation Units

Every business day we determine the value of an accumulation unit for each of the funds. Changes in the accumulation unit value reflect the investment performance of the funds as well as the deductions we make for our separate account charges.

The value of an accumulation unit may go up or down from business day to business day. The Statement of Additional Information contains more information on the calculation of contract value.

When you make a purchase payment, we credit your contract with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a fund by the value of the accumulation unit for that fund. When you make a withdrawal, we deduct from your contract accumulation units representing the withdrawal.

We calculate the value of an accumulation unit for each fund after the New York Stock Exchange closes each business day. Any change in the accumulation unit value will be reflected in your contract value.

Example:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Oppenheimer Bond Fund/VA. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Oppenheimer Bond Fund/VA is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Oppenheimer Bond Fund/VA.

Transfers

Prior to 30 days before your contract enters the income phase, you can transfer all or part of your contract value among the funds and, if available, the fixed account. You may not make transfers within the 30-day period before the maturity date. Transfers out of the fixed account may be subject to a market value adjustment.

If you make more than 4 transfers in a contract year, we reserve the right to charge a $20 transfer fee. Currently, we do not impose a fee as long as you do not make more than 14 transfers a contract year.

During the income phase of the contract, we limit transfers among the funds to once every three months if the annuitant is receiving variable monthly payments. We do not permit transfers if the annuitant is receiving fixed income payments.

You can make transfers by telephone. This service is automatically made available to contract owners, unless we receive specific instructions that you do not want this service. If you want to use our automatic voice response system, you must submit a written request to obtain a personal identification number (PIN). We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. We may be liable for any losses due to unauthorized or fraudulent instructions, if we fail to use such procedures. We may tape record all telephone instructions. We currently do not offer the telephone transfer service to contracts owned by trustees.

The following rules apply to transfers during both the accumulation and income phases:

(1)  The minimum amount you may transfer is the lesser of:

     o    $500, or

     o    your total contract value in a fund or fixed account segment.

(2) The minimum amount you may transfer to a fixed account segment is $1,000. We will not process a transfer to a fixed account segment if the segment you elected is not available.

(3) Any amount you transfer from the fixed account is subject to a market value adjustment, unless the transfer is made within 30 days of the end for the guarantee period for the segment. We will apply the market value adjustment as of the date of the transfer.

(4) We deduct any transfer fee from the fund or fixed account segment from which you request the transfer. If the balance remaining in the fund or fixed account segment is not sufficient to cover the fee, we will deduct the fee from the amount you are transferring.

(5) You must clearly indicate the amount you wish to transfer from a fund or fixed account segment. Also, you must clearly indicate the funds or fixed account segment to which the transfer will be made. Unless you specify otherwise, we will transfer amounts from a fixed account segment on a first-in, first-out basis. If you request a transfer during the income phase, you must clearly indicate the percentage you wish to transfer among the funds.

(6) We reserve the right to limit the number and frequency of transfers you may make during a contract year.

(7) Once annuity payments begin, we do not allow transfers between a fixed income and a variable monthly income option.

Your transfer is effective on the business day we receive your request at our Annuity Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your transfer request at our Annuity Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Automatic Transfers

We currently offer the following two automatic transfer programs:

o    Dollar Cost Averaging Program

o    Asset Reallocation Program

These programs are only available during the accumulation phase. You may participate in only one of the automatic transfer programs at a time. We currently do not charge you for participating in these programs, but we reserve the right to do so in the future. You may not allocate values in the fixed account to any automatic transfer program.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount from a selected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

Dollar Cost Averaging does not assure a profit and does not protect you against loss in declining markets. Since Dollar Cost Averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

The minimum amount you may transfer to any fund is $100. You must have a minimum balance of at least $6,000 in the originating fund in order to participate in the Dollar Cost Averaging Program. The transfers we make in your contract as part of the dollar cost averaging program do not count in the number of transfers we permit without a transfer fee.

The minimum duration of participation in any Dollar Cost Averaging program is currently 12 months or until there is no money left in the originating fund. Dollar Cost Averaging transfers can be made monthly, quarterly, semiannually or annually. We will make Dollar Cost Averaging transfers on the 15 th of the month. You may change your transfer options at any time.

Your Dollar Cost Averaging program will terminate:

o    if you withdraw your total contract value;

o    upon your death or the annuitant's death;

o    if we make the last transfer you selected;

o    if you begin the income phase of your contract; or

o if we receive your written request to terminate the program at least 5 business days prior to the next scheduled transfer date.

We have the right to modify, terminate or suspend the Dollar Cost Averaging Program.

Asset Reallocation Program

The asset reallocation program allows you to periodically adjust the percentage of contract value you allocated to selected funds. We will automatically transfer money between your selected funds to maintain your desired allocation. With the asset reallocation program, you can maintain a balanced and diversified approach to investing, as decreases in one fund can be offset by gains in another.

You can choose to have the transfers occur quarterly, semi-annually, or annually. We require that you have a minimum contract value of $20,000 to elect this option. We will reallocate your contract value based on the allocation selection you have in effect for any new purchase payments.

Your Asset Reallocation program will terminate:

o    if you withdraw your total contract value;

o    upon your death or the annuitant's death;

o    if we make the last transfer you selected;

o    if you begin the income phase of your contract; or

o if we receive your written request to terminate the program at least 5 business days prior to the next scheduled transfer date.

Withdrawals

During the accumulation phase and if the annuitant is alive, you may make either partial or total withdrawals of your contract value. Your withdrawal is effective on the business day we receive your written request at our Annuity Service Center. If we receive your request at our Annuity Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. We will pay any withdrawal amount within 7 days of our receipt of your fully completed written request at our Annuity Service Center unless we are required to suspend or postpone withdrawal payments.

If you make a partial withdrawal, you must tell us from which funds or fixed account segment you want the withdrawal taken. If you request a withdrawal from a fixed account segment, and do not specify otherwise, we will take the withdrawal on a first-in, first-out basis.

You must withdraw at least $100. If your request for a partial withdrawal will reduce your contract value to less than $1,000, we will treat the request as a full withdrawal of your contract value.

Any withdrawal from a fund is subject to a contingent deferred sales charge. We will pay any partial withdrawal in one sum. If you request a full withdrawal of your contract value, you may ask us to make the payment in one sum or apply the amount to one or more payment options.

When you make a total withdrawal you will receive the value of your contract:

o    less any applicable contingent deferred sales charge;

o    less any applicable premium tax;

o    less an administrative charge;

o less any purchase payments we credited to your contract that have not cleared the bank, until they clear the bank.

We also apply a market value adjustment to amounts you withdraw from the fixed account, unless you withdraw during the 30-days before the end of the guaranteed period.

Automatic Partial Withdrawals

This program provides for an automatic monthly, quarterly, semi-annual or annual payment of at least $100. To initiate this program, your contract value must be at least $10,000. Currently, we do not charge you to participate in this program, but we reserve the right to charge a fee in the future. This program is only available during the accumulation phase.

You must elect this program in writing. Once we accept the request, the program will go into effect as of the date of the first regularly scheduled partial withdrawal. You can make changes to your program by sending us a written request. You may elect to have your automatic withdrawal amounts transferred electronically to your bank account.

Your automatic withdrawal program ends:

o    if you withdraw your total contract value;

o    upon your death or the annuitant's death;

o    if we process the last withdrawal you selected;

o    if you begin the income phase of your contract; or

o if we receive your written request to terminate the program at least 5 business days prior to the next scheduled transfer date.

If you participate in this program, you may be subject to contingent deferred sales charges and market value adjustments.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Expenses

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units.

The insurance charge has three parts:

o    the mortality and expense risk charge,

o    the administrative expense charge, and

o    the death benefit charge.

The total insurance charges currently are 1.40%. We have the right to increase these charges to a total of 1.50%.

Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.15% of the daily value of the assets invested in each fund, after fund expenses are deducted. We can increase this charge, but the charge will never exceed 1.25%. This charge is for:

o the mortality risk associated with the insurance benefits we provide, including our obligation to make annuity payments after the maturity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase; and

o the expense risk that the current administrative expense charge and administrative charge will be insufficient to cover the actual cost of administering the contracts.

If the mortality and expense risk charge is not sufficient to cover the actual costs, we will bear the loss. However, we do expect to profit from this charge.

Administrative Expense Charge. This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund, after expenses are deducted. We assess this charge, together with the administrative charge, to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Death Benefit Charge. This charge is equal, on an annual basis, to 0.10% of the daily value of the assets invested in each fund, after expenses are deducted. We assess this charge to reimburse us for the cost of providing the enhanced death benefit.

Administrative Charge

Starting in the second contract year, we impose a charge against each contract to reimburse us for expenses relating to the issuance and maintenance of the contract. We deduct this charge on the first day of the contract year. We also assess this charge on death, maturity, or full withdrawal.

The administrative charge is currently $30. We may increase this charge, but it will not exceed $50. We will not deduct this charge if the value of your contract is $50,000 or more, when we are to make the deduction.

We deduct this charge on a pro rata basis from each fund, then pro rata from the fixed account segments. Any deductions we make from the fixed account segments, will be on a first-in, first-out basis.

We have designed the administrative expense charge and the administrative charge so that we do not profit from these charges.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on the amount you withdraw that exceeds the free withdrawal amount. We may also apply the charge when your contract enters the income phase or when we pay certain death benefits. We use this charge to cover certain expenses related to the sale of the contract.

The amount of the contingent deferred sales charge depends on the amount of the purchase payments and the length of time since you made the purchase payments. The contingent deferred sales charge is assessed as follows:

          Full Years
         Since Payment     Percentage
               0              7%
               1              6%
               2              5%
               3              4%
               4              3%
               5              2%
               6              1%
          7 or more           0%

After your purchase payment has been in the contract for 7 years, there is no contingent deferred sales charge when you withdraw the purchase payment. Each purchase payment has its own 7-year sales charge period. We take withdrawals first from purchase payments, then from earnings. For purposes of the contingent deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first.

We do not assess a contingent deferred sales charge against a death benefit payable upon the annuitant's death if the annuitant was younger than age 75 1/2 when we issued the contract. Also, we do not assess a contingent deferred sales charge on a full withdrawal or when the contract enters the income phase if you apply the entire contract value:

o under a variable lifetime payment option or variable fixed-time payment option within the contract (with payments for 10 years or more); or

o under a fixed or combination fixed and variable lifetime payment option, or fixed-time payment option within the contract (with payments for 10 years or more), and the annuitant is age 59 1/2 or older.

We may also eliminate the sales charge when a company agent sells a contract to specific members of his or her family.

Free Withdrawals

Each contract year you may withdraw the following without incurring a contingent deferred sales charge:

o All unredeemed purchase payments that have been in the contract for 7 full years; and

o    10% of purchase payments that are less than 7 years old.

Market Value Adjustment

We will apply a market value adjustment (MVA) to the following amounts withdrawn from a fixed account segment, unless those amounts are withdrawn within 30 days prior to the end of the fixed account segment's guarantee period:

o    full or partial withdrawals;

o    transfers;

o    a death benefit based on a contract owner's death; and

o amounts applied to an annuity payment when your contract enters the income phase.

We apply the MVA to the amount withdrawn:

o    after the deduction of any applicable administrative charge, and

o    before the deduction of any applicable contingent deferred sales charge.

The MVA reflects the relationship between the current interest rate and the guaranteed interest rate. It also reflects the time remaining in the guarantee period. Generally, if the guaranteed interest rate is lower than the applicable current interest rate, the MVA will usually result in a lower payment on withdrawal. Similarly, if the guaranteed interest rate is higher than the applicable current interest rate, the MVA will result in a higher payment on withdrawal. Therefore, the MVA can be positive or negative.

Further information about the market value adjustment can be found in the attached prospectus for the fixed account and the Statement of Additional Information.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of your contract for them. Currently, we deduct any applicable premium tax when you make a full withdrawal, when we pay a death benefit or when your contract enters the income phase. We reserve the right to deduct any premium tax when you make a purchase payment. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

If you make more than 4 transfers in a contract year during the accumulation phase, we reserve the right to charge a $20 fee. Currently, we do not impose a fee as long as you do not make more than 14 transfers in a contract year. If you request a dollar amount, we will deduct any transfer fee from the amount transferred.


If you request to transfer a percentage of your value in an investment choice, we will deduct any transfer fee from the amount remaining in the investment choice. If you transfer the entire amount in an investment choice, we will deduct the transfer fee from the amount you transfer.

During the income phase, if you are receiving variable monthly payments, you may transfer among the funds once every three months. We do not impose a fee on these transfers.

Income Taxes

We will deduct from the contract any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various funds, which are described in the attached fund prospectuses. We may enter into certain arrangements under which we are reimbursed by the funds' advisors, distributors and/or affiliates for the administrative services that we provide.

The Income Phase

If you want to receive regular income from your annuity, you can choose to receive fixed and/or variable annuity payments under one of several annuity options. If you do not wish a regular income, you may elect to receive your contract value, minus any charges, in one sum. If you do not choose a payment option within 30 days of the maturity date, we will assume that you selected a variable monthly annuity under a life income option with payments guaranteed for 10 years.

You can choose the month and year in which those payments begin. We call that date the maturity date.

You can defer the maturity date to any date we permit by giving us written notice. We must receive this notice at our Annuity Service Center at least 90 days before the maturity date currently in effect. Your maturity date may not be later than the contract anniversary nearest the annuitant's 90 th birthday, or earlier if required by state law.

You may also request an earlier maturity date by giving us written notice. We must receive this notice at our Annuity Service Center at least 30 days before the earlier maturity date desired.

At the maturity date, you have the same fund choices that you had during the accumulation phase. If you do not tell us otherwise, we will base your annuity payments on the investment allocations that are in place on the maturity date.

We make annuity payments based on the age and sex of the annuitant under all options except the fixed-time payment option. We may require proof of age and sex before annuity payments begin.

If your contract value is less than $2,000 on the maturity date, or if the annuity option you elect produces an initial monthly payment of less than $20, we reserve the right to pay you a lump sum rather than a series of annuity payments.

In order to avoid adverse tax consequences, you should begin to take distributions at least equal to the minimum amount required by the IRS, no later than the required beginning date. If your contract is an IRA, that date should be the year you reach age 70 1/2. For qualified plans and TSAs, that date is the later of your retirement or when you reach age 70 1/2.

Fixed Income Payments

If you elect a fixed income option, the payment amount will not vary. The payment amount will depend upon the following 7 things:

o    the value of your contract on the maturity date;

o    the deduction of premium taxes, if applicable;

o    the deduction of the administrative charge;

o    the annuity option you select;

o the age and sex of the annuitant (and joint annuitant if a joint payment option is elected);

o    the deduction of a contingent deferred sales charge, if applicable; and

o    the application of a market value adjustment, if applicable.

Variable Income Payments

If you elect a variable monthly income option, over time the payment amount will vary with the investment performance of the funds. The first payment amount will depend on the following 8 things:

o    the value of your contract on the maturity date;

o    the deduction of premium taxes, if applicable;

o    the deduction of the administrative charge;

o    the deduction of a contingent deferred sales charge, if applicable;

o    the annuity option you select;

o the age and sex of the annuitant (and joint annuitant if a joint payment option is elected);

o    the assumed investment rate (AIR) of 4%; and

o    the application of a market value adjustment, if applicable.

Future variable payments will depend on the performance of the funds you selected. If the actual performance exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% plus the amount of the deductions, your annuity payments will decrease.

If you elect a variable monthly income option, we will credit any portion of your contract value in the fixed account to the MML Money Market Fund unless you instruct us otherwise. You may transfer among the funds no more frequently than once every 3 months.

Annuity Unit Value

In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change. However, the value of your annuity units will change to reflect the investment performance of the funds you selected.

For a more detailed description of how the value of an annuity unit and the amount of the variable monthly income payments are calculated, see the Statement of Additional Information.

Annuity Options

The following annuity options are available. After annuity payments begin, you cannot change the annuity option or the frequency of annuity payments. In addition, during the income phase we do not allow withdrawals, except as explained under the fixed time payment option.

Level Income Payment Option. We will make level monthly payments. The amount of each payment may not be less than $10 for each $1,000 applied. Each month we will credit interest on the unpaid balance. We will determine the interest rate but it will not be less than 2 1/2 % per year. Payments will continue until the amount we hold runs out. This option is not available as a variable monthly income option.

Fixed Time Payment Option. We will make fixed and/or variable monthly income payments for any period selected, up to 30 years. You may elect to withdraw the full amount, subject to any applicable contingent deferred sales charge, of the present value of the remaining unpaid variable monthly income payments. We will calculate the present value of variable payments using an assumed investment rate of 4% per year unless state law requires a lower rate.

Lifetime Payment Option. We make fixed and/or variable monthly income payments based on the life of the annuitant. If you elect this option, we will make income payments:

o    without any guaranteed number of payments;

o    with payments guaranteed for 5, 10 or 20 years; or

o    with payments guaranteed for the amount applied (fixed payments only).

Joint and Survivor Life Payment Option. We make fixed and/or variable monthly payments during the lifetime of 2 annuitants. When one dies, we will continue making these payments as if both annuitants were alive. We will stop payments once both annuitants have died. If you elect this option, we will make income payments either:

o    without any guaranteed number of payments; or

o    with payments guaranteed for 10 years.

Joint and Survivor Life Payment Option (Two-Thirds to the Survivor). We make fixed and/or variable monthly income payments during the lifetime of 2 annuitants. When one dies, we will make reduced payments during the lifetime of the survivor. The reduced payments will be two-thirds of what they would have been if both annuitants were alive. We will stop payments once both annuitants have died.

Interest Payment Option. We will hold any amount applied under this option. We will pay interest on the unpaid balance each month at a rate we determine. The rate will not be less than 2 1/2 % per year. This option is not available as a variable monthly income option.

Payments After Death of an Annuitant

Generally, if a payment option with a guaranteed number of payments is elected, and the annuitant(s) die before we have completed the guaranteed number of payments, we will continue making the guaranteed payments to the designated beneficiary.

Limitation on Payment Options

If you purchase a contract as a TSA or an IRA, the Internal Revenue Code imposes restrictions on the types of payment options that you may elect.

Death Benefit

We pay a death benefit when either the annuitant or the contract owner dies. If the contract is owned by joint owners, we make the payment upon the first death of the two owners. If the owner and the annuitant are the same, we pay the annuitant death benefit.

Contract Owner Death Benefit

If a contract owner, who is not the annuitant, dies while the contract is in the accumulation phase, we pay the cash redemption value of the contract to the beneficiary. The cash redemption value is the contract value, minus any applicable:

o    administrative charge,

o    contingent deferred sales charge,

o    premium tax, and

o    market value adjustment.

Annuitant Death Benefit

If the annuitant dies while the contract is in the accumulation phase, the beneficiary will receive the greater of:

o the contract value, less any applicable administrative charge, and any contingent deferred sales charge if the annuitant's age at the time we issued the contract was over 75 1/2, or

o all purchase payments, less any withdrawals, accumulated at 5% until the annuitant's 75 th birthday, and 0% thereafter. This amount cannot exceed two times the total of all purchase payments, less withdrawals.

In certain states, this death benefit is not available if the annuitant's age when we issued the contract was 75 1/2 or younger. In these instances, the death benefit during the first 3 contract years is the greater of:

o    the contract value, less any applicable administrative charge, or

o    all purchase payments, less any withdrawals.

During any subsequent 3 contract year period, the death benefit will be the greater of:

o the death benefit on the last day of the previous 3 contract year period, plus any purchase payments made, less withdrawals since then, or

o    the contract value, less any applicable administrative charge.

For Example: Your first contract year is the 12- month period starting on the date we issued your contract. If you are in your 5 th contract year, the last day of the previous 3 contract year period is the last day of your 3 rd contract year.

We will reduce any death benefit amount by any applicable premium tax. We determine the death benefit amount as of the business day we receive due proof of death and all other required forms at our Annuity Service Center. We will pay the death benefit within 7 days of our receipt of proof of death and all other requirements at our Annuity Service Center. With our consent, the beneficiary may have the death benefit paid under one of the available payment options. If the beneficiary does not elect a payment option, we will pay the death benefit in one sum.

Taxes

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts In General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified.

You, as the owner of a non-qualified annuity, will generally not be taxed on increases in the value of your contract until a distribution occurs -either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have recovered all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified And Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: deductible and non-deductible Individual Retirement Annuities (IRAs) and pension and profit-sharing plans, which include 401(k) plans, H.R. 10 Plans, TSAs, etc.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract that is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after you reach age 59 1/2;

(2)  paid to your beneficiary after you die;

(3)  paid if you become totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 408 (Individual Retirement Annuities - IRAs), and 408A (Roth IRAs). Exceptions from the penalty tax are as follows:

o    distributions made on or after you reach age 59 1/2;

o    distributions made after your death or disability (as defined in Code
     Section 72(m)(7);


o after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a separation from service is not required);

o distributions made after separation of service if you have reached age 55 (not applicable to distributions from IRAs);

o distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

o distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

o distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days);

o distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7) for the taxable year; and

o distributions from an IRA which are qualified first-time home buyer distributions (as defined in Code Section 72(t)(8)).

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which you attain age 70 1/2 or (b) the calendar year in which you retire. The date set forth in
(b) does not apply to an IRA. Required distributions do not apply to a Roth IRA during your lifetime. Required distributions must be over a period not exceeding your life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of purchase payments made by owners through salary reductions from certain Tax-Sheltered Annuities. Withdrawals of salary reduction amounts and their earnings can only be made when an owner:

o    reaches age 59 1/2;

o    leaves his/her job;

o    dies;

o    becomes disabled, as that term is defined in the Code; or

o    in the case of hardship.

In the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Any contract value as of December 31, 1988, is not subject to these restrictions. Additionally, return of "excess contributions" or amounts paid to a spouse as a result of a qualified domestic relations order are not subject to these restrictions.

Other Information

Performance

We may advertise certain performance-related information. This information reflects historical performance and is not intended to indicate or predict the future performance.

Standardized Total Returns. We will show standardized average annual total returns for separate account divisions that have been in existence for more than one year. These returns assume you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects a deduction for the contingent deferred sales charge, the administrative charge and all other separate account and contact level charges, except premium taxes, if any.

If a division has been in existence for less than one year, we will show the aggregate total return. This assumes you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects the change in unit value and a deduction of the contingent deferred sales charge.

Nonstandard Total Returns. We will also show total returns based on historical performance of the divisions and underlying funds. We may assume the contacts were in existence prior to their inception date, November 14, 1994, which they were not. Total return percentages included all fund level and separate account level charges. They do not include a contingent deferred sales charge, administrative charge, or premium taxes, if any. If these charges were included, returns would be less than those shown.

Total Returns compare the value of an accumulation unit at the beginning of a period with the value of an accumulation unit at the end of the period.

Average Annual Total Returns measure this performance over a period of time greater than one year. Average annual total returns compare values over a given period of time and express the percentage as an average annual rate.

Yield and Effective Yield. We may also show yield and effective yield for the MML Money Market Fund and Oppenheimer Money Fund/VA over a seven-day period, which we will then "annualize". This means that when we calculate yield, we assume that the amount of money the investment earns for the week is earned each week over a 52-week period. We show this as a percentage of the investment. We calculate the "effective yield" similarly, but when we annualize the amount, we assume the income earned is re-invested. Therefore the effective yield is slightly higher than the yield because of the compounding effect.

Related Performance. Some of the funds available to you may be similar to mutual funds offered in the retail marketplace. These funds generally have the same investment objectives, policies and portfolio managers as the retail mutual funds and usually were formed after the retail mutual funds. While these funds generally have identical investment objectives, policies and portfolio managers, they are separate and distinct from retail mutual funds. In fact, performance of these funds may be dramatically different from the performance of the retail mutual funds. This is due to differences in the funds' sizes, dates shares of stocks are purchased and sold, cash flows and expenses. You should remember that retail mutual fund performance is not the performance of the funds available in this contract and is not an indication of future performance of these funds.

Year 2000

Like other businesses and governments around the world, we could be adversely affected if the computer systems used by us and those with which we do business do not properly recognize the year 2000. This is commonly known as the "Year 2000 issue".

In 1996, we began an enterprise-wide process of identifying, evaluating and implementing changes to computer systems and applications software to address the Year 2000 issue on our own behalf and on behalf of certain subsidiaries. We are addressing the Year 2000 issue internally with modifications to existing programs and conversions to new programs. We are also seeking assurances from vendors, customers, service providers, governments and others with which we conduct business, to determine their Year 2000 readiness.

The costs related to the Year 2000 issue are currently being expensed, and when measured against net gain from operations, are not material to us.

Distributors

MML Distributors, LLC (MML Distributors) serves as principal underwriter for the contracts. MML Investors Service, Inc. (MMLISI) serves as co-underwriter for the contracts. Their purpose as underwriters is to distribute the contracts.

MML Distributors and MMLISI are wholly-owned subsidiaries of MassMutual. Both are located at 1414 Main Street, Springfield, Massachusetts 01144-1013.

We will pay commissions to broker-dealers who sell the contracts. We pay commissions based on a percentage of purchase payments or a combination percentage of purchase payments and contract value. Currently, we pay an amount up to 6.25% of purchase payments. We may pay a commission of up to .25% of contract values each contract year.

From time to time, MML Distributors may enter into special arrangements with broker-dealers that may result in higher commission payments to these broker-dealers for the sale of the contracts.

Electronic Transmission Of Application Information

Upon agreement with a limited number of broker-dealers, we will accept electronic data transmissions of application information. Our Annuity Service Center will accept this information at the time the initial purchase payment is transmitted by wire. Please contact your representative for more information.

Assignment

Before we issue a contract, we will endorse the contract to prevent you from assigning the contract as collateral.

Voting Rights

We are the legal owner of the fund shares. However, when a fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares, for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your contract and while the annuitant is living, we determine the number of shares you may vote by dividing your contract value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Reservation Of Rights

We reserve the right to:

o    Substitute another fund for one of the funds you have selected.

o    Add separate account divisions.

o Eliminate the availability of a separate account division to receive future purchase payments.

o Split or consolidate, in our sole discretion, the number of accumulation units or annuity units for any separate account division and correspondingly decrease or increase the accumulation or annuity unit values for any division.

o    Change the name of the separate account.

o    Terminate the contract if:

     (a) We have not received a purchase payment for the last 2 consecutive years from the date we received your last purchase payment, and

     (b) Each of the following amounts is less than $2,000 on the date we send you notice of our election to terminate your contract:

          (1) your contract value minus any amount we would deduct for premium taxes on withdrawal;

          (2)  the cash redemption value of your contract; and

          (3) the sum of all purchase payments made into your contract less any partial withdrawals.

If we exercise any of these rights, we will obtain prior approval from the Securities and Exchange Commission when necessary. We will also give you notice of our intent to exercise any of these rights.

Suspension Of Payments Or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers from the funds for any period when:

          o the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; or

          o an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the fund;

          o during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

We have reserved the right to defer payment for a withdrawal from the fixed account for the period permitted by law but not for more than six months. If we delay payment for 30 days or more, we will add interest at an annual rate that will not be less than 3%.

Legal Proceedings

We are currently not involved in any legal proceedings that might adversely impact the contracts.

Financial Statements

We have included our financial statements and those of the Separate Account in the Statement of Additional Information.

Additional Information

For further information about the contract, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For you convenience we have included a form for that purpose.

The Table of Contents of this statement is as follows:


1.   General Information
2.   Assignment of Contract
3.   Restrictions on Redemptions
4.   Distribution
5.   Purchase of Securities Being Offered
6.   Contract Value Calculations
7.   Performance Measures
8.   Federal Tax Matters
9.   Experts
10.  Financial Statements

To: Massachusetts Mutual Life Insurance Company

    Annuity Service Center, H564

    P.O. Box 9067

    Springfield, Massachusetts 01102-9067

Please send me a Statement of Additional Information for MassMutual's LifeTrust.

Name ________________________________________________________

Address _____________________________________________________

        _____________________________________________________

City    ___________________________ State ______ Zip ________

Telephone ___________________________________________________

Appendix A

Condensed Financial Information


The following schedule includes accumulation unit values for the periods indicated. We have extracted this data from the separate account's audited financial statements. You should read this information in conjunction with the separate account's audited financial statements and related notes which are included in the Statement of Additional Information.


Accumulation Unit Values


                                        Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,   *Dec. 31,
                                         1998        1997        1996        1995        1994
                                         ----        ----        ----        ----        ----

MML Equity Division                      $2.22       $1.94       $1.53       $1.29       $1.00
MML Money Market Division                $1.17       $1.12       $1.08       $1.05       $1.00
MML Managed Bond Division                $1.40       $1.31       $1.21       $1.18       $1.01
MML Blend Division                       $1.83       $1.63       $1.37       $1.22       $1.00
Oppenheimer Money Division               $1.17       $1.13       $1.09       $1.05       $1.00
Oppenheimer High
 Income Division                         $1.44       $1.45       $1.31       $1.15       $ .97
Oppenheimer Bond Division                $1.34       $1.28       $1.18       $1.15       $ .99
Oppenheimer Aggressive
 Growth Division****                     $1.89       $1.71       $1.55       $1.31       $1.00
Oppenheimer Multiple
 Strategies Division                     $1.64       $1.55       $1.34       $1.18       $ .99
Oppenheimer Growth Division*****         $2.50       $2.05       $1.64       $1.32       $ .98
Oppenheimer Global
 Securities Division                     $1.50       $1.33       $1.10       $ .95       $ .94
Oppenheimer Strategic
 Bond Division                           $1.34       $1.32       $1.24       $1.12       $ .98
Oppenheimer Growth &
 Income Division**                       $2.20       $2.13       $1.63       $1.24         N/A
Oppenheimer Small Cap
Growth Division***                       $ .95         N/A         N/A         N/A         N/A


    * Public offering of the contract commenced on November 14, 1994. All accumulation unit values were $1.00 on November 14, 1994.

   ** Public offering commenced July 3, 1995. Effective May 1, 1999, this
      Division invests in the Oppenheimer Main Street Growth & Income Fund/VA.

  *** Public offering commenced May 1, 1998.

 **** Prior to May 1, 1998, this Division was known as the Oppenheimer Capital
      Appreciation Division.

***** Effective May 1, 1999, this Division invests in the Oppenheimer Capital
      Appreciation Fund/VA.

Number of Accumulation Units Outstanding


                                             Dec. 31,    Dec. 31,    Dec. 31,     Dec. 31,     *Dec. 31,
                                               1998        1997        1996        1995          1994
                                            ----------  ----------  ----------   ---------       -----

MML Equity Division                         11,215,428   7,164,089   2,495,560     524,624       5,129
MML Money Market Division                    9,429,427   7,167,967   3,836,345   1,694,677       5,124
MML Managed Bond Division                    2,842,191   1,837,632   1,246,028     495,106       5,124
MML Blend Division                           8,074,103   5,428,920   1,947,038     524,702       5,127
Oppenheimer Money Division                   7,610,276   8,479,773   3,752,549   2,455,934       5,098
Oppenheimer High Income Division            19,496,529  14,390,554   7,373,483   2,120,456       5,099
Oppenheimer Bond Division                    9,276,132   3,424,936   2,024,349     648,667       5,097
Oppenheimer Aggressive Growth Division****  24,479,095  19,745,340   9,689,946   1,975,551       5,101
Oppenheimer Multiple Strategies Division    16,564,401   3,996,660   8,309,575   3,911,239       5,100
Oppenheimer Growth Division*****            34,651,166  25,357,255  12,630,598   2,770,419       5,505
Oppenheimer Global Securities Division      27,725,843  22,781,959  10,658,741   2,634,152       5,502
Oppenheimer Strategic Bond Division         36,661,314  29,035,781  15,659,377   4,395,241       5,000
Oppenheimer Growth & Income Division**      38,049,984  27,979,778  14,516,671   1,681,775         N/A
Oppenheimer Small Cap Growth Division***       485,793         N/A         N/A         N/A         N/A


*     Public offering of the contract commenced on November 14, 1994.

** Public offering commenced July 3, 1995. Effective May 1, 1999, this Division invests in the Oppenheimer Main Street Growth & Income Fund/VA.

***   Public offering commenced May 1, 1998.

**** Prior to May 1, 1998, this Division was known as the Oppenheimer Capital Appreciation Division.

***** Effective May 1, 1999, this Division invests in the Oppenheimer Capital
      Appreciation Fund/VA.

                                     PART B
                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           LIFETRUST VARIABLE ANNUITY

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                                   (Depositor)

            MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 3
                                  (Registrant)

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Massachusetts Mutual Variable Annuity Separate Account 3 dated May 1, 1999 (the "Prospectus"). The Prospectus may be obtained by written or oral (1-800-366-8226) request from our Annuity Service Center.


May 1, 1999

TABLE OF CONTENTS


General Information ........................................................   2
Assignment of Contract .....................................................   2
Restrictions on Redemption .................................................   3
Distribution ...............................................................   3
Purchase of Securities  Being  Offered .....................................   3
Contract Value Calculations
For Amounts Allocated to an Investment
Division of a Separate Account .............................................   4
Performance Measures .......................................................   8
Federal Tax Matters ........................................................  15
Experts ....................................................................  21
Financial  Statements .............................................  Final Pages

                               GENERAL INFORMATION

                                   MassMutual


Massachusetts Mutual Life Insurance Company ("MassMutual") is a mutual life insurance company chartered in 1851 under the laws of the Commonwealth of Massachusetts. MassMutual is licensed to transact a life, accident and health insurance business in all fifty states the District of Columbia, Puerto Rico and certain provinces of Canada. MassMutual had consolidated statutory assets in excess of $67 billion, and estimated total assets under management of $176.8 billion as of December 31, 1998. MassMutual's Home Office is located in Springfield, Massachusetts.


                              The Separate Account

Massachusetts Mutual Variable Annuity Separate Account 3 (the "Separate Account") was established as a separate investment account of MassMutual on January 14, 1994, in accordance with the provisions of Section 132G of Chapter 175 of Massachusetts General Laws. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. A unit investment trust is a type of investment company which invests its assets in the shares of one or more management investment companies rather than directly in its own portfolio of investment securities. Registration under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Separate Account or of MassMutual. Under Massachusetts law, however, both MassMutual and the Separate Account are subject to regulation by the Division of Insurance of the Commonwealth of Massachusetts.


Although the assets of the Separate Account are assets of MassMutual, assets of the Separate Account equal to the reserves and other annuity contract liabilities which depend on the investment performance of the Separate Account are not chargeable with liabilities arising out of any other business MassMutual may conduct. The income and capital gains and losses, realized or unrealized, of each Division of a Separate Account are credited to or charged against such Division without regard to the income and capital gains and losses of the other Divisions or other accounts of MassMutual. All obligations arising under the LifeTrust Variable Annuity Contracts (the "contracts"), however, are general corporate obligations of MassMutual.


                             ASSIGNMENT OF CONTRACT


MassMutual will not be charged with notice of any assignment of a contract or of the interest of any beneficiary or of any other person unless the assignment is in writing and MassMutual receives at its Annuity Service Center a true copy thereof. MassMutual assumes no responsibility for the validity of any assignment.


While the contracts are generally assignable, all non-tax qualified contracts must carry a non-transferability endorsement which precludes their assignment. For qualified contracts, the following exceptions and provisions should be noted:


     (1) No person entitled to receive annuity payments under a contract or part or all of the contract's value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the contract owner given during the annuitant's lifetime and received in good order by MassMutual at its Annuity Service Center. To the extent permitted by law, no contract nor any proceeds or interest payable thereunder will be subject to the annuitant's or any other person's debts, contracts or engagements, nor to any levy or attachment for payment thereof;


     (2) If an assignment of a contract is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the contract's maturity value to which he is entitled, and to pay any balance of such value in one sum to the contract owner, regardless of any payment options which the contract owner may have elected. Moreover, if an assignment of a contract is in effect at the death of the annuitant or owner prior to the maturity date, MassMutual will pay to the assignee in one sum, to the extent that he or she is entitled, the death benefit available under the contract. Please consult the Death Benefit section of the prospectus for more information;


     (3) Contracts used in connection with annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to
     Section 403(b) of the Code ("tax-sheltered annuities" or "TSAs") must be endorsed to provide that they are non-transferable; and

     (4) Contracts issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such contracts may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the annuitant to any person or party other than MassMutual, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.

                           RESTRICTIONS ON REDEMPTION


Redemptions of TSAs may be restricted as required by Section 403(b) (11) of the Internal Revenue Code (see, "Withdrawals-Tax-Sheltered Annuities" in the prospectus for details). In restricting any such redemption, MassMutual relies on the relief from sections 22(e), 27(c) and 27(d) of the Investment Company Act of 1940 granted in American Council of Life Insurance [1988 Transfer Binder] Fed. Sec. L. Rep (CCH) 78,904 (November 22, 1988) (the "No Action Letter"). In relying on such relief, MassMutual hereby represents that it complies with the provisions of paragraphs (1) - (4) as set forth in the No Action Letter.


                                  DISTRIBUTION

MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, is the principal underwriter for the contract pursuant to an Underwriting and Servicing Agreement among MassMutual, MML Distributors and the Separate Account. MML Investors Services, Inc. ("MMLISI"), also a wholly-owned subsidiary of MassMutual, serves as co-underwriter for the Contract.

MML Distributors may enter into selling agreements with other broker-dealers which are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. ("selling brokers"). The Contract is sold through agents who are licensed by state insurance department officials to sell the Contract. These agents are also registered representatives of selling brokers or MMLISI. The Contract will be offered on a continuous basis in certain states where MassMutual has the authority to write variable annuity business and the Contract has been approved.


Pursuant to the Underwriting and Servicing Agreement, both MML Distributors and MMLISI will receive compensation for their activities as underwriters for each Separate Account. Compensation paid to MMLISI in 1998 and 1997 was $17,225 and $5,000 respectively. Compensation paid to MML Distributors in 1998 and 1997 was $46,525 and $58,750 respectively. Commissions will be paid through MMLISI and MML Distributors to agents and selling brokers for selling the Contracts. During 1998, 1997 and 1996, such payments amounted to $7,932,641, $9,141,308, and
$10,362,608 respectively.


The offering of the Contracts is continuous.

                      PURCHASE OF SECURITIES BEING OFFERED


Interests in the Separate Account are sold to contract owners as accumulation units. Charges associated with such securities are discussed in the Expenses section of the prospectus for the contract. The contract does not offer any special purchase plan or exchange program not discussed in the prospectus. (For a discussion of instances when sales charges will be waived, see Contingent Deferred Sales Charges section of the prospectus.)

             CONTRACT VALUE CALCULATIONS FOR AMOUNTS ALLOCATED TO A
                         DIVISION OF A SEPARATE ACCOUNT


                             The Accumulation Phase
               Valuation Date, Valuation Time and Valuation Period


Each day on which the net asset value of the shares of any of the Funds is determined is a "Valuation Date." The value of shares of the Funds held in the Separate Account is determined as of the "Valuation Time," which is the time of the close of trading on the New York Stock Exchange (currently 4:00 p.m. New York time) on a Valuation Date. A "Valuation Period" is the period, consisting of one or more days, from one Valuation Time to the next succeeding Valuation Time.

                             Accumulation Unit Value

The value of an Accumulation Unit (the "Accumulation Unit Value") for each Division of the Separate Account will vary from Valuation Date to Valuation Date. The initial Accumulation Unit Value for each Division was set at $1.000000. The Accumulation Unit Value for each Division on any date thereafter is equal to the product of the "Net Investment Factor" for that Division (as defined below) for the Valuation Period which includes such date and the Accumulation Unit Value for that Division on the preceding Valuation Date.

                         Purchase of Accumulation Units
                       in a Division of a Separate Account

You may allocate purchase payments among the Divisions of the Separate Account and to the fixed account, where available. At the end of each Valuation Period, MassMutual will apply your purchase payment (after deducting any applicable premium taxes) to each Separate Account Division that you have allocated in order to purchase Accumulation Units of the designated Division(s). These Accumulation Units will be used in determining the value of amounts in the Separate Account credited to the contract on or prior to the maturity date and the amount of variable annuity benefits at maturity. The value of the Accumulation Units in each Division will vary with and will reflect the investment performance and expenses of that Division (which in turn will reflect the investment performance of the corresponding Fund in which the assets of the Division are invested), any applicable taxes and the applicable asset charge.


The Accumulation Unit Value is determined as of the Valuation Time. Provided that the contract application is complete, Accumulation Units are purchased at their Accumulation Unit Value within two days of the date a purchase payment is received in good order in the mail or by wire transfer at the Annuity Service Center. If the date of receipt is not a Valuation Date, or if the purchase payment is received after the Valuation Time or other than by mail or wire transfer, the value of the Accumulation Units purchased will be determined within two days of the next Valuation Time following the date the payment is received. If an initial purchase payment is not applied within five business days after receipt (due to incomplete or ambiguous application information, for example) the payment amount will be refunded unless specific consent to retain the payment for a longer period is obtained from the prospective purchaser. For subsequent purchase payments, the Valuation Date will be the date which is on or next follows the date of receipt.

Amounts allocated to a fixed account will earn interest at a guaranteed rate for the guarantee period. If, however, a contract owner redeems amounts held in the fixed account, or transfers such sums before the expiration of the selected fixed account segment, such sums will be subject to a market value adjustment ("MVA"). The application of the MVA may operate to provide a yield which is less than the return generated pursuant to the guarantee rate. If an applicable fixed account segment is not available, then the formula used to calculate the guaranteed rate available as of the effective date of the application of the MVA (referred to as "j" in the formula described in the fixed account prospectus) will be determined by interpolation or extrapolation of the guaranteed rates for the fixed account segments then available. (Please consult the fixed account prospectus for more information).

                              Net Investment Factor

The Net Investment Factor for each Division for any Valuation Period is equal to the sum of the gross investment rate for that Division (as defined below) for the Valuation Period and 1.000000, decreased by the applicable asset charge.
The Net Investment Factor may be greater than or less than 1.000000.

                              Gross Investment Rate

The gross investment rate for each Division of the Separate Account is equal to the net earnings of that Division during the Valuation Period, divided by the value of the net assets of that Division at the beginning of the Valuation Period. The net earnings of the Division is equal to the accrued investment income and capital gains and losses (realized and unrealized) of that Division and an adjustment for taxes paid or provided for. The gross investment rate will be determined in accordance with generally accepted accounting principles and applicable laws, rules and regulations. The gross investment rate may be positive or negative.

The policy of the Separate Account is to take dividends and capital gain distributions on shares of the Funds held by the Separate Account in additional shares and not in cash.


See the General Formulas section for the general formulas which may be used to compute the value of an Accumulation Unit for any Division of the Separate Account, and for an explanation of how a hypothetical illustration using such formulas may be developed.

                                The Income Phase


When your contract approaches its maturity date, you may choose to have the maturity value of the contract provide you at maturity with either fixed income payments (referred to as the "Fixed Income Option" in your contract), variable monthly income payments (referred to as the "Variable Monthly Income Option" in your contract), or a combination of the two. You also may elect to receive the maturity value in one lump sum. Fixed or variable monthly income payments may be received under several different payment options. If you have made no election within 30 days prior to the maturity date, the contract will provide you with the automatic payment of a variable monthly income under a life income option with payments guaranteed for 10 years.

                                  Fixed Income

If you select a fixed income, then each annuity payment will be for a fixed-dollar amount and will not vary with or reflect the investment performance of the Separate Account or its Divisions. For further information regarding the type of annuity benefit and the payment options available thereunder, You should refer to your contract.

                            Variable Monthly Income

If you select a variable monthly income, then each annuity payment will be based upon the value of the Annuity Units. This value will vary with and reflect the investment performance of each Division to which Annuity Units are credited. The number of Annuity Units will not vary, but will remain fixed during the annuity period unless a contract owner makes transfers to another Division or a joint and survivor payment option with reduced survivor income (as described in the prospectus). Variable monthly income payments will be made by withdrawal of assets from the Separate Account.

                       Annuity Units and Monthly Payments

The number of Annuity Units in each Division to be credited to a contract is determined in the following manner. First, the value of amounts attributable to a contract for each Division of the Separate Account is determined by multiplying the number of Accumulation Units credited to a Division on the maturity date of the contract by the Accumulation Unit Value of that Division on the payment calculation date for the first variable monthly income payment. Such value is then multiplied by the "purchase rate" (as defined below) to determine the amount of the first variable monthly income payment attributable to each Division. Finally, the amount of the first variable monthly income payment attributable to each Division is divided by the Annuity Unit Value for that Division on the payment calculation date for such payment to determine the number of Annuity Units for that Division.

The dollar amount of each variable monthly income payment (other than the first payment under a contract) is equal to the sum of the products obtained by multiplying the number of Annuity Units in each Division credited to the contract by their value (the "Annuity Unit Value") on the payment calculation date.

                                 Purchase Rate

The purchase rate for each Division is the amount of variable monthly annuity payment purchased by each $1,000 applied to that Division. The purchase rates which will be applied will be those specified in the contract or those in use by MassMutual when the first variable monthly income payment is due, whichever provides the higher income. The purchase rate will differ according to the payment option elected. Such rate takes into account the age and year of birth of the annuitant or annuitants. The sex of the annuitant or annuitants will also be considered unless the contract is issued on a unisex basis, including cases issued in connection with an employer-sponsored plan covered by the United States Supreme Court case of Arizona Governing Committee v. Norris.

                            Assumed Investment Rates

The assumed investment rate for each Separate Account Division will be 4% per annum unless a lower rate is required by state law. The assumed investment rate will affect the amount by which variable monthly income payments will vary from month to month. If the actual net investment performance for a Division for the period between the date any variable monthly income payment is determined and the date the next variable monthly income payment is determined is equivalent on an annual basis to an investment return at the assumed investment rate, then the amount of the next payment attributable to that Division will be equal to the amount of the last payment. If such net investment performance for a Division is equivalent to an investment return greater than the assumed investment rate, the next payment attributable to that Division will be larger than the last; if such net investment performance for a Division is equivalent to a return smaller than the assumed investment rate, then the next payment attributable to that Division will be smaller than the last.

                               Annuity Unit Value

The Annuity Unit Value for a Division depends on the assumed investment rate and on the Net Investment Factor for that Division. On the inception date of the contract, the initial Annuity Unit Value for each Division was set at $1.000000. An Annuity Unit Value for a Division on any date thereafter is equal to the Net Investment Factor for the Valuation Period which includes such date divided by the sum of 1.000000 plus the rate of interest for the number of days in such Valuation Period at an effective annual rate equal to the assumed investment rate, and multiplied by the Annuity Unit Value for the Division on the preceding Valuation Date.

                                General Formulas
           General Formulas to Determine Accumulation Unit Value and
          Annuity Unit Value for any Division of the Separate Account

Gross Investment         = Net Earnings during Valuation Period
Rate                       ----------------------------------------------------
                           Value of Net Assets at beginning of Valuation Period

Net Investment           = Gross Investment Rate + 1.000000 -
Factor                              Asset Charge

Accumulation             = Accumulation Unit Value on Preceding
Unit Value                 Valuation Date X Net Investment Factor

Annuity Unit Value            = Annuity Unit Value on Preceding Valuation Date X
                                Net Investment Factor
                                ------------------------------------------------
                                1.000000 + rate of interest for number of days in current Valuation Period at Assumed Investment Rate

                  Illustration of Computation of Accumulation
               and Annuity Unit Value Using Hypothetical Example

The above computations may be illustrated by the following hypothetical example:
Assume that the net earnings of the Division for the Valuation Period were $11,760; that the value of net assets at the beginning of the Valuation Period was $30,000,000; that the asset charge was .000038 per day; that the values of an Accumulation Unit and an Annuity Unit in the Division of the Separate Account on the preceding Valuation Date were $1.135000 and $1.067000, respectively, that the corresponding assumed investment rate was 4% and that the Valuation Period was one day.

The gross investment rate for the Valuation Period would be .000392 ($11,760 divided by $30,000,000). The Net Investment Factor would be 1.000354 (.000392 plus 1.000000 minus .000038). The new Accumulation Unit Value would be $1.1354 ($1.135000 x 1.000354). At an effective annual rate of 4%, the rate of interest for one day is .000107, and the new Annuity Unit Value would be $1.0673 ($1.067000 x 1.000354 divided by 1.000107).

                 General Formulas to Determine Variable Monthly
                  Income Payments and Number of Annuity Units
                    for any Division of the Separate Account

First Variable                = Accumulation Units Applied X Accumulation
Monthly Annuity                 Unit Value on Payment Calculation Date for
                                Payment First Variable Monthly Annuity
                                Payment X Purchase Rate


Number of Annuity             = First Variable Monthly Annuity Payment
Units                           ------------------------------------------------
                                Annuity Unit Value on Payment Calculation
                                Date for First Variable Monthly Income Payment

Amount of Subsequent          = Number of Annuity Units X Annuity Unit
Variable Monthly                Value on the Applicable Payment
                                Annuity Payments Calculation Date

             Illustration of Computation of Variable Monthly Income
               Payments for a Contract Using Hypothetical Example

The above computations may be illustrated by the following hypothetical example:
Assume that 35,000 Accumulation Units in a Division of the Separate Account were to be applied; that the purchase rate for the assumed investment rate and payment option elected was $5.65 per $1,000; that the Accumulation Unit Value of such Division on the payment calculation date for the first Variable Monthly Income payment was $1.350000; and that the Annuity Unit Value of such Division on the payment calculation date for the first variable monthly income was $1.200000 and for the second variable monthly income payment was $1.20050.

The first variable monthly income payment would be $266.96 (35,000 X 1.350000 X
 .005650). The number of Annuity Units of such Division credited would be 222.467 ($266.96 divided by $1.200000). The amount of the second variable monthly income payment would be $267.07 (222.467 X $1.200500). If the contract has Annuity
Units credited in more than one Division of a Separate Account, the above computation would be made for each Division and the variable monthly income payment would be equal to the sum thereof.

                              PERFORMANCE MEASURES


MassMutual may advertise certain performance-related information. This information reflects historical performance and is not intended to indicate or predict future performance.

                    Standardized Average Annual Total Return

MassMutual will show standardized average annual total returns for each Separate Account Division that has been in existence for more than one year. These returns assume you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects a deduction for the contingent deferred sales charge, the annual administrative charge, and all other fund, separate account and contract level charges, except premium taxes, if any. The annual administrative charge will be apportioned among the Divisions of the separate Account based upon the percentage of in-force contracts investing in each of the Divisions.

If a Separate Account Division has been in existence for less than one year, MassMutual will show the aggregate total return. This assumes you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects the change in unit value and a deduction of the contingent deferred sales charge.

The following tables show the standardized average annual total return for the Divisions for the period ended December 31, 1998.

                                                 1 Year    Since Inception
                                                 ------    ---------------
MML Equity Division                               9.07%          20.88%
MML Managed Bond Division                         1.22            7.87
MML Blend Division                                6.52           15.19
Oppenheimer Global Securities Division            6.86            9.45
Oppenheimer Aggressive
 Growth Division *                                5.12           16.03
Oppenheimer Growth Division**                    16.42           24.12
Oppenheimer Multiple
 Strategies Division                             -0.42           11.98
Oppenheimer High
 Income Division                                 -6.68            8.46
Oppenheimer Bond Division                        -0.11            6.85
Oppenheimer Strategic
 Bond Division                                   -4.30            6.49
Oppenheimer Growth &
 Income Division***                              -2.71           24.20
Oppenheimer Small
  Cap Growth Division                               --          -11.19****

   * Prior to May 1, 1998, this Division was called the Oppenheimer Capital Appreciation Division.

  ** Effective May 1, 1999, this Division invests in the Oppenheimer Capital
     Appreciation Fund/VA.

 *** Effective May 1, 1999, this Division invests in the Oppenheimer Main Street
     Growth & Income Fund/VA.

**** This return is an aggregate total return for the period 5/1/98 to 12/31/98.
     It reflects the change in unit value and a deduction for the contingent deferred sales charge.

                           Non-Standard Total Returns

MassMutual will also show total returns based on historical performance of the Divisions and underlying funds. MassMutual may assume the contracts were in existence prior to their inception date (November 14, 1994), which they were not. Total return percentages include all fund level and separate account level charges. They do not include a contingent deferred sales charge, annual administrative charge or premium taxes, if any. If these charges were included, returns would be less than those shown.

Total Returns compare the value of an accumulation unit at the beginning of a period with the value of an accumulation unit at the end of the period.

Average Annual Total Returns measure this performance over a period of time greater than one year. Average annual total returns compare values over a given period of time and express the percentage as an average annual rate.

The performance figures discussed below, are calculated on the basis of the historical performance of the funds, and may assume the contracts were in existence prior to their inception date (November 14, 1994) which they were not. Beginning on the contract inception date (November 14, 1994), actual accumulation unit values are used to calculate the returns. Beginning on July 3, 1995, for Oppenheimer Growth & Income, and May 1, 1998, for Oppenheimer Small Cap Growth, actual accumulation unit values are used to calculate the returns.

                          Average Annual Total Returns
                      For Periods Ending December 31, 1998

                                                                                Since
Fund (Inception Date)                         1 Year 3 Years 5 Years 10 Years Inception
---------------------                         ------ ------- ------- -------- ---------
MML Equity *(8/24/71)                         14.61%  19.93%  18.03%  14.79%

MML Managed Bond (12/16/81)                    6.65    5.60    5.60    7.68

MML Blend (2/3/84)                            12.00   14.51   13.04   12.14

Opp Global
Securities (11/12/90)                         12.56   16.64    8.17     N/A   10.94%

Opp Aggressive Growth **(8/15/86)             10.85   13.12   11.52   14.52

Opp Capital Appreciation *** (4/3/85)         22.33   23.60   20.45   15.25

Opp Multiple Strategies (2/9/87)               5.19   11.49    9.91    9.69

Opp High Income (4/30/86)                     -1.07    7.58    7.13   11.16
Opp Bond (4/3/85)                              5.33    5.47    5.54    7.77
Opp Strategic Bond (5/3/93)                    1.48    6.35    5.36     N/A    5.32
Opp Main Street Growth
  & Income**** (7/3/95)                        3.28   20.85     N/A     N/A   25.22
Opp Small Cap Growth (5/1/98)                   N/A     N/A     N/A     N/A   -4.89


   * Although this MML Equity Fund commenced operations 9/15/71, the information to calculate returns is available only for 1977 and later years.

  ** Prior to May 1, 1998, this Fund was called the Oppenheimer Capital
     Appreciation Fund.

 *** Prior to May 1, 1999, this fund was called the Oppenheimer Growth Fund.

**** Prior to May 1, 1999, this fund was called the Oppenheimer Growth & Income
     Fund.

Performance information for the Separate Account Divisions may be: (a) compared to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service or similar service that rank mutual funds and other investment companies by overall performance, investment objectives and assets; (b) compared to indices; (c) tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria; and (d) included in data bases that can be used to produce reports and illustrations by organizations such as CDA Wiesenberger. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

MassMutual may also show yield and effective yield for the MML Money Market Division and the Oppenheimer Money Division over a seven-day period, which MassMutual then "annualizes". This means that when MassMutual calculates yield, it assumes that the amount of money the investment earns for the week is earned each week over a 52-week period. MassMutual shows this as a percentage of the investment. MassMutual calculates the "effective yield" similarly but when MassMutual annualizes the amount, it assumes the income earned is re-invested. Therefore, the effective yield is slightly higher than the yield because of the compounding effect.

These figures will reflect a deduction for Fund, Separate Account, and certain contract level charges and the annual administrative charge assuming such contract remains in force. The administrative charge is based on a hypothetical contract where such charge is applicable. These figures do not reflect the contingent deferred sales charge or premium taxes (if any), which if included would reduce the yields.

The 7-day yield and effective yield for the MML Money Market Division and the Oppenheimer Money Division for the period ended December 31, 1997 are as follows:


                                                           MML                   Oppenheimer
                                                  Money Market Division         Money Division
Before annual administrative charge deduction


Yield                                                    3.82%                      3.09%
Effective Yield                                          3.90                       3.14


After annual administrative charge deduction (0.09%)


Yield                                                    3.76%                      3.03%
Effective Yield                                          3.84                       3.08





                       LIFETRUST HYPOTHETICAL PROJECTIONS

                         OPPENHEIMER GLOBAL SECURITIES
                         -----------------------------

                           $10,000           Purchase payment made November 12, 1990

                                                                               Non-Standard
                                                                               ------------
                                                      Accumulated              Calendar Year
     Date                  Payment                       Value                 Total Return
--------------------------------------------------------------------------------------------
   11/12/90                $10,000                     $10,000
   12/31/90                                            $10,021                     0.21%
   12/31/91                                            $10,185                     1.64%
   12/31/92                                            $ 9,300                    -8.70%
   12/31/93                                            $15,586                    67.59%
   12/31/94                                            $14,460                    -7.22%
   12/31/95                                            $14,550                     0.62%
   12/31/96                                            $16,839                    15.73%
   12/31/97                                            $20,353                    20.87%
   12/31/98                                            $22,877                    12.40%


                          OPPENHEIMER AGGRESSIVE GROWTH
                          -----------------------------


                           $10,000           Purchase payment made November 12, 1988

                                                                               Non-Standard
                                                                               ------------
                                                      Accumulated              Calendar Year
     Date                  Payment                       Value                 Total Return
--------------------------------------------------------------------------------------------
12/31/88                   $10,000                     $10,000
12/31/89                                               $12,550                    25.50%
12/31/90                                               $10,263                   -18.22%
12/31/91                                               $15,629                    52.28%
12/31/92                                               $17,758                    13.63%
12/31/93                                               $22,266                    25.38%
12/31/94                                               $20,261                    -9.01%
12/31/95                                               $26,460                    30.60%
12/31/96                                               $31,332                    18.41%
12/31/97                                               $34,490                    10.08%
12/31/98                                               $38,201                    10.76%

                        OPPENHEIMER CAPITAL APPRECIATION
                        --------------------------------

                           $10,000           Purchase payment made November 12, 1988
                                                                               Non-Standard
                                                                               ------------
                                                      Accumulated              Calendar Year
     Date                  Payment                       Value                 Total Return
--------------------------------------------------------------------------------------------
12/31/88                   $10,000
12/31/89                                               $12,157                    21.57%
12/31/90                                               $10,973                    -9.74%
12/31/91                                               $13,554                    23.52%
12/31/92                                               $15,278                    12.72%
12/31/93                                               $16,128                     5.56%
12/31/94                                               $16,028                    -0.62%
12/31/95                                               $21,580                    34.64%
12/31/96                                               $26,623                    23.37%
12/31/97                                               $33,246                    24.88%
12/31/98                                               $40,640                    22.24%

                        OPPENHEIMER MULTIPLE STRATEGIES
                        -------------------------------


                           $10,000           Purchase payment made November 12, 1988
                                                                               Non-Standard
                                                                               ------------
                                                      Accumulated              Calendar Year
     Date                  Payment                       Value                 Total Return
--------------------------------------------------------------------------------------------
12/31/88                   $10,000                     $10,000
12/31/89                                               $11,385                    13.85%
12/31/90                                               $10,983                    -3.53%
12/31/91                                               $12,693                    15.57%
12/31/92                                               $13,612                     7.25%
12/31/93                                               $15,534                    14.12%
12/31/94                                               $14,990                    -3.50%
12/31/95                                               $17,915                    19.51%
12/31/96                                               $20,379                    13.75%
12/31/97                                               $23,538                    15.50%
12/31/98                                               $24,730                     5.07%

                            OPPENHEIMER HIGH INCOME
                            -----------------------

                           $10,000           Purchase payment made November 12, 1988
                                                                               Non-Standard
                                                                               ------------
                                                      Accumulated              Calendar Year
     Date                  Payment                       Value                 Total Return
--------------------------------------------------------------------------------------------
12/31/88                   $10,000                     $10,000
12/31/89                                               $10,309                     3.09%
12/31/90                                               $10,608                     2.90%
12/31/91                                               $13,978                    31.77%
12/31/92                                               $16,224                    16.07%
12/31/93                                               $20,182                    24.39%
12/31/94                                               $19,238                    -4.67%
12/31/95                                               $22,813                    18.58%
12/31/96                                               $25,906                    13.56%
12/31/97                                               $28,647                    10.58%
12/31/98                                               $28,310                    -1.18%

                                OPPENHEIMER BOND
                                ----------------

                           $10,000           Purchase payment made November 12, 1988
                                                                               Non-Standard
                                                                               ------------
                                                      Accumulated              Calendar Year
     Date                  Payment                       Value                 Total Return
--------------------------------------------------------------------------------------------
12/31/88                   $10,000                     $10,000
12/31/89                                               $11,145                    11.45%
12/31/90                                               $11,830                     6.15%
12/31/91                                               $13,692                    15.74%
12/31/92                                               $14,349                     4.80%
12/31/93                                               $15,965                    11.26%
12/31/94                                               $15,408                    -3.49%
12/31/95                                               $17,751                    15.21%
12/31/96                                               $18,317                     3.19%
12/31/97                                               $19,711                     7.61%
12/31/98                                               $20,733                     5.18%

                           OPPENHEIMER STRATEGIC BOND
                           --------------------------

                           $10,000           Purchase payment made May 3, 1993
                                                                               Non-Standard
                                                                               ------------
                                                      Accumulated              Calendar Year
     Date                  Payment                       Value                 Total Return
--------------------------------------------------------------------------------------------
5/3/93                     $10,000                     $10,000
12/31/93                                               $10,329                     3.29%
12/31/94                                               $ 9,771                    -5.40%
12/31/95                                               $11,083                    13.43%
12/31/96                                               $12,220                    10.25%
12/31/97                                               $13,072                     6.97%
12/31/98                                               $13,235                     1.25%

                   OPPENHEIMER MAIN STREET GROWTH AND INCOME
                   -----------------------------------------

                           $10,000           Purchase payment made July 3, 1995
                                                                               Non-Standard
                                                                               ------------
                                                      Accumulated              Calendar Year
     Date                  Payment                       Value                 Total Return
--------------------------------------------------------------------------------------------
7/3/95                     $10,000                     $10,000
12/31/95                                               $12,442                    24.42%
12/31/96                                               $16,231                    30.45%
12/31/97                                               $21,187                    30.53%
12/31/98                                               $21,853                     3.14%

                                   MML BLEND
                                   ---------

                           $10,000           Purchase payment made December 31, 1988
                                                                               Non-Standard
                                                                               ------------
                                                      Accumulated              Calendar Year
     Date                  Payment                       Value                 Total Return
--------------------------------------------------------------------------------------------
12/31/88                   $10,000                     $10,000
12/31/89                                               $11,800                    18.00%
12/31/90                                               $11,882                     0.70%
12/31/91                                               $14,499                    22.03%
12/31/92                                               $15,606                     7.63%
12/31/93                                               $16,851                     7.98%
12/31/94                                               $16,999                     0.88%
12/31/95                                               $20,644                    21.44%
12/31/96                                               $23,173                    12.25%
12/31/97                                               $27,610                    19.15%
12/31/98                                               $30,894                    11.89%

                                    MML BOND

                           $10,000           Purchase payment made December 31, 1988
                                                                               Non-Standard
                                                                               ------------
                                                      Accumulated              Calendar Year
     Date                  Payment                       Value                 Total Return
--------------------------------------------------------------------------------------------
12/31/88                   $10,000                     $10,000
12/31/89                                               $11,096                    10.96%
12/31/90                                               $11,828                     6.60%
12/31/91                                               $13,577                    14.78%
12/31/92                                               $14,337                     5.60%
12/31/93                                               $15,777                    10.05%
12/31/94                                               $14,942                    -5.29%
12/31/95                                               $17,531                    17.32%
12/31/96                                               $17,822                     1.66%
12/31/97                                               $19,294                     8.26%
12/31/98                                               $20,547                     6.49%

                                   MML EQUITY
                                   ----------

                           $10,000           Purchase payment made December 31, 1988
                                                                               Non-Standard
                                                                               ------------
                                                      Accumulated              Calendar Year
     Date                  Payment                       Value                 Total Return
--------------------------------------------------------------------------------------------
12/31/88                   $10,000                     $10,000
12/31/89                                               $12,103                    21.03%
12/31/90                                               $11,844                    -2.15%
12/31/91                                               $14,634                    23.56%
12/31/92                                               $15,913                     8.74%
12/31/93                                               $17,155                     7.80%
12/31/94                                               $17,581                     2.49%
12/31/95                                               $22,716                    29.21%
12/31/96                                               $26,916                    18.49%
12/31/97                                               $34,121                    26.77%
12/31/98                                               $39,075                    14.52%

                          OPPENHEIMER SMALL CAP GROWTH
                          ----------------------------

                           $10,000           Purchase payment made May 1, 1998
                                                                               Non-Standard
                                                                               ------------
                                                      Accumulated              Calendar Year
     Date                  Payment                       Value                 Total Return
--------------------------------------------------------------------------------------------
5/1/98                     $10,000                     $10,000
12/31/98                                               $ 9,511                    -4.89%

The performance figures discussed above reflect historical results of the Funds and are not intended to indicate or to predict future performance.

                              FEDERAL TAX MATTERS

                                    General


Note: The following description is based upon MassMutual's understanding of current federal income tax law applicable to annuities in general. MassMutual cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. MassMutual does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.


Section 72 of the Code governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For non-qualified contracts, this cost basis is generally the purchase payments, while for qualified contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amount equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

MassMutual is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

                                Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MassMutual intends that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the separate account will cause the owner to be treated as the owner of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the separate account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the separate account.

Due to the uncertainty in this area, MassMutual reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

                               Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

                 Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

                          Tax Treatment of Assignments

An assignment or pledge of a contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their contracts.

                             Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). The 20% withholding requirement also does not apply to hardship distributions from a 401(k) plan made after December 31, 1998. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

            Tax Treatment of Withdrawals - - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

                                Qualified Plans

The contracts offered herein are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into MassMutual's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by MassMutual in connection with qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the contracts. The amount of contributions to the tax sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax Sheltered Annuities Withdrawal Limitations" below.) Employee loans are not allowable under the contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d.   Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of contracts for use with Corporate Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

              Tax Treatment of Withdrawals - - Qualified Contracts

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities), and 408 (Individual Retirement Annuities) and 408A (Roth IRAs). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions do not apply to a Roth IRA during the lifetime of the owner. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                Tax Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the contract owner's value which represents contributions made by the owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between tax sheltered annuity plans. Contract owners should consult their own tax counsel or other tax adviser regarding any distributions.

            Section 457 Deferred Compensation ("Section 457") Plans

Employees of (and independent contractors who perform services for) certain state and local governmental units, or certain tax-exempt employers, may participate in a Section 457 plan of the employer, allowing them to defer part of their salary or other compensation. The amount deferred, and accrued income thereon, will not be taxable until it is paid or otherwise made available to the employee.

The maximum amount that can be deferred under a Section 457 plan in any tax year is generally one-third of the employee's includible compensation, up to $8,000 (in 1998). Includible compensation means earnings for services rendered to the employer which are includible in the employee's gross income, excluding the contributions under the Section 457 plan or a Tax-Sheltered Annuity. Certain catch-up deferrals are permitted during the last three (3) years before an employee attains normal retirement age. The contract purchased is issued to the employer, and the employee has no rights or vested interest in the contract. All contract value must be held for the exclusive benefit of the employee, and payments can only be made in accordance with Section 457 plan provisions. Presently, tax-free transfers of assets in a section 457 plan can only be made to another section 457 plan in certain limited cases.

Purchasers of contracts for use with Section 457 plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

                                    EXPERTS


We have included the financial statements of MassMutual and Massachusetts Mutual Variable Annuity Separate Account 3 - LifeTrust in this Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.


PricewaterhouseCoopers LLP's report on the statutory financial statements of MassMutual includes explanatory paragraphs relating to the use of statutory accounting practices rather than generally accepted accounting principles.


PricewaterhouseCoopers LLP is located in Springfield, Massachusetts 01101.

Report Of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 3 and the Board of Directors of Massachusetts Mutual Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of the Massachusetts Mutual Variable Annuity Separate Account 3 - LifeTrust (hereafter referred to as "the Account") at December 31, 1998, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1998 by correspondence with the investment companies, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP



Springfield, Massachusetts
February 25, 1999

Massachusetts Mutual Variable Annuity Separate Account 3 - LifeTrust

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

                                                        MML          MML                                   Oppenheimer
                                          MML          Money       Managed         MML       Oppenheimer       High      Oppenheimer
                                        Equity        Market         Bond         Blend          Money        Income         Bond
                                       Division      Division      Division      Division      Division      Division      Division
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
ASSETS
Investments
  Number of shares (Note 2)              608,111    10,944,244       313,739       558,196     8,946,889     2,554,053     1,015,232
                                     ===========   ===========   ===========   ===========   ===========   ===========   ===========
  Identified cost (Note 3B)          $21,934,962   $10,944,244   $ 3,959,060   $13,548,178   $ 8,946,889   $29,001,312   $12,257,022
                                     ===========   ===========   ===========   ===========   ===========   ===========   ===========
  Value (Note 3A)                    $23,836,581   $10,944,244   $ 3,951,969   $14,001,310   $ 8,946,889   $28,145,663   $12,507,661
Dividends receivable                   1,207,183        44,594        71,574       877,098        19,433            --            --
Receivable from Massachusetts
  Mutual Life Insurance Company               --         7,203            --            --            --            --            --
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
     Total assets                     25,043,764    10,996,041     4,023,543    14,878,408     8,966,322    28,145,663    12,507,661

LIABILITIES
Annuitant mortality fluctuation
  reserve (Note 3D)                           --            --         1,305         2,644            --         1,026            --
Payable to Massachusetts
  Mutual Life Insurance Company          104,329            --        13,031        52,029        58,654        98,852        41,226
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS                           $24,939,435   $10,996,041   $ 4,009,207   $14,823,735   $ 8,907,668   $28,045,785   $12,466,435
                                     ===========   ===========   ===========   ===========   ===========   ===========   ===========
Net Assets:
Accumulation units-value             $24,939,435   $10,996,041   $ 3,965,700   $14,735,589   $ 8,907,668   $28,011,599   $12,466,435
Annuity reserves (Note 3D)                    --            --        43,507        88,146            --        34,186            --
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net assets                           $24,939,435   $10,996,041   $ 4,009,207   $14,823,735   $ 8,907,668   $28,045,785   $12,466,435
                                     ===========   ===========   ===========   ===========   ===========   ===========   ===========
Accumulation units (Note 8)
  Contractowners                      11,210,428     9,424,427     2,837,191     8,069,103     7,605,276    19,491,529     9,271,132
  Massachusetts Mutual Life
    Insurance Company                      5,000         5,000         5,000         5,000         5,000         5,000         5,000
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
     Total units                      11,215,428     9,429,427     2,842,191     8,074,103     7,610,276    19,496,529     9,276,132
                                     ===========   ===========   ===========   ===========   ===========   ===========   ===========

NET ASSET VALUE PER
  ACCUMULATION UNIT
  December 31,1998                   $      2.22   $      1.17   $      1.40   $      1.83   $      1.17   $      1.44   $      1.34
  December 31,1997                          1.94          1.12          1.31          1.63          1.13          1.45          1.28
  December 31,1996                          1.53          1.08          1.21          1.37          1.09          1.31          1.18
  December 31,1995                          1.29          1.05          1.18          1.22          1.05          1.15          1.15
  December 31,1994                          1.00          1.00          1.01          1.00          1.00          0.97          0.99



                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3 - LifeTrust

December 31, 1998


                                    *Oppenheimer                  Oppenheimer  Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                     Aggressive    Oppenheimer     Multiple       Global      Strategic      Growth &       Small
                                        Growth        Growth      Strategies    Securities       Bond         Income      Cap Growth
                                       Division      Division      Division      Division      Division      Division      Division
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
ASSETS
Investments
  Number of shares (Note 2)            1,037,989     2,372,894     1,594,274     1,887,544     9,667,721     4,094,800        48,098
                                     ===========   ===========   ===========   ===========   ===========   ===========   ===========
  Identified cost (Note 3B)          $41,286,218   $73,525,068   $25,841,084   $37,619,276   $49,333,363   $80,377,364   $   413,880
                                     ===========   ===========   ===========   ===========   ===========   ===========   ===========
  Value (Note 3A)                    $46,533,057   $87,014,014   $27,182,373   $41,658,102   $49,498,732   $83,861,504   $   461,739

Dividends receivable                          --            --            --            --            --            --            --
Receivable from Massachusetts
  Mutual Life Insurance Company               --            --            --            --            --            --           306
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
     Total assets                     46,533,057    87,014,014    27,182,373    41,658,102    49,498,732    83,861,504       462,045

LIABILITIES
Annuitant mortality fluctuation
  reserve (Note 3D)                           --            --            --            --         1,288           317            --

Payable to Massachusetts
  Mutual Life Insurance Company          160,642       316,175        98,434       135,245       176,052       286,215            --
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS                           $46,372,415   $86,697,839   $27,083,939   $41,522,857   $49,321,392   $83,574,972   $   462,045
                                     ===========   ===========   ===========   ===========   ===========   ===========   ===========

Net Assets:
Accumulation units-value             $46,372,415   $86,697,839   $27,083,939   $41,522,857   $49,278,452   $83,564,422   $   462,045
Annuity reserves (Note 3D)                    --            --            --            --        42,940        10,550            --
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
     Net assets                      $46,372,415   $86,697,839   $27,083,939   $41,522,857   $49,321,392   $83,574,972   $   462,045
                                     ===========   ===========   ===========   ===========   ===========   ===========   ===========
Accumulation units (Note 8)
  Contractowners                      24,474,095    34,646,166    16,559,401    27,720,843    36,656,314    38,044,984       480,793
  Massachusetts Mutual Life
    Insurance Company                      5,000         5,000         5,000         5,000         5,000         5,000         5,000
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
Total units                           24,479,095    34,651,166    16,564,401    27,725,843    36,661,314    38,049,984       485,793
                                     ===========   ===========   ===========   ===========   ===========   ===========   ===========
NET ASSET VALUE PER
  ACCUMULATION UNIT
  December 31, 1998                  $      1.89   $      2.50   $      1.64   $      1.50   $      1.34   $      2.20   $      0.95
  December 31, 1997                         1.71          2.05          1.55          1.33          1.32          2.13            --
  December 31, 1996                         1.55          1.64          1.34          1.10          1.24          1.63            --
  December 31, 1995                         1.31          1.32          1.18          0.95          1.12          1.24            --
  December 31, 1994                         1.00          0.98          0.99          0.94          0.98            --            --

* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund. The Oppenheimer Aggressive Growth Division was known as the Oppenheimer Capital Appreciation Division.

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3 - LifeTrust

STATEMENT OF OPERATIONS

For The Year Ended December 31, 1998


                                                       MML           MML                                   Oppenheimer
                                          MML         Money        Managed         MML       Oppenheimer       High      Oppenheimer
                                        Equity        Market         Bond         Blend         Money         Income         Bond
                                       Division      Division      Division      Division      Division      Division      Division
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
Investment income
Dividends (Note 3B)                  $ 1,207,333   $   453,862   $   174,936   $ 1,169,294   $   413,301   $ 1,161,573   $   154,587

Expenses
Mortality and expense risk fees
  (Note 4)                               262,503       127,277        34,911       160,111       114,898       366,969       102,457
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net investment income (loss)
  (Note 3C)                              944,830       326,585       140,025     1,009,183       298,403       794,604        52,130
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net realized and unrealized
gain (loss) on investments
Net realized gain (loss) on
  investments (Notes 3B, 3C & 7)         691,654            --        64,559       166,496            --         1,763        90,724
Change in net unrealized
  appreciation/depreciation
  of investments                         935,183            --       (49,817)      182,872            --    (1,323,822)      148,631
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net gain (loss) on investments         1,626,837            --        14,742       349,368            --    (1,322,059)      239,355
                                     -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net
  assets resulting from operations   $ 2,571,667   $   326,585   $   154,767   $ 1,358,551   $   298,403   $  (527,455)  $   291,485
                                     ===========   ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3 - LifeTrust

For The Year Ended December 31, 1998


                                    *Oppenheimer                  Oppenheimer  Oppenheimer   Oppenheimer   Oppenheimer **Oppenheimer
                                     Aggressive    Oppenheimer     Multiple       Global      Strategic      Growth &       Small
                                        Growth        Growth      Strategies    Securities       Bond         Income      Cap Growth
                                       Division      Division      Division      Division      Division      Division      Division
                                     -----------   -----------   -----------   -----------   -----------   -----------  -----------
Investment income
Dividends (Note 3B)                  $ 1,025,026   $ 5,613,844   $ 1,445,267   $ 3,296,569   $ 1,237,748   $ 3,745,888  $        --
Expenses
Mortality and expense risk fees
  (Note 4)                               555,174       946,122       343,995       509,855       646,584     1,047,962        1,467
                                     -----------   -----------   -----------   -----------   -----------   -----------  -----------
Net investment income (loss) (Note 3C)   469,852     4,667,722     1,101,272     2,786,714       591,164     2,697,926       (1,467)
                                     -----------   -----------   -----------   -----------   -----------   -----------  -----------
Net realized and unrealized
gain (loss) on investments
Net realized gain (loss) on
  investments (Notes 3B , 3C & 7)        440,597     2,948,386       630,534     1,049,537       176,174     4,134,314       (5,807)
Change in net unrealized
  appreciation/depreciation
  of investments                       3,086,608     6,589,377      (549,967)      122,607      (321,025)   (5,825,470)      47,858
                                     -----------   -----------   -----------   -----------   -----------   -----------  -----------
Net gain (loss) on investments         3,527,205     9,537,763        80,567     1,172,144      (144,851)   (1,691,156)      42,051
                                     -----------   -----------   -----------   -----------   -----------   -----------  -----------
Net increase (decrease) in net
  assets resulting from operations   $ 3,997,057   $14,205,485   $ 1,181,839   $ 3,958,858   $   446,313   $ 1,006,770  $    40,584
                                     ===========   ===========   ===========   ===========   ===========   ===========  ===========

* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund. The Oppenheimer Aggressive Growth Division was known as the Oppenheimer Capital Appreciation Division.

** For the Period May 1, 1998 (Commencement of Operations) Through December 31, 1998.

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3 - LifeTrust

STATEMENT OF CHANGES IN NET ASSETS

For The Year Ended December 31, 1998

                                                       MML           MML                                   Oppenheimer
                                          MML         Money        Managed         MML       Oppenheimer       High     Oppenheimer
                                        Equity        Market         Bond         Blend         Money         Income        Bond
                                       Division      Division      Division      Division      Division      Division     Division
                                     -----------   -----------   -----------   -----------   -----------   -----------  -----------
Increase (decrease) in net
 assets
Operations:
 Net investment income (loss)        $   944,830   $   326,585   $   140,025   $ 1,009,183   $   298,403   $   794,604  $    52,130
 Net realized gain (loss)
  on investments                         691,654            --        64,559       166,496            --         1,763       90,724
 Change in net unrealized
  appreciation/depreciation
  of investments                         935,183            --       (49,817)      182,872            --    (1,323,822)     148,631
                                     -----------   -----------   -----------   -----------   -----------   -----------  -----------
Net increase (decrease) in net
  assets resulting from operations     2,571,667       326,585       154,767     1,358,551       298,403      (527,455)     291,485
                                     -----------   -----------   -----------   -----------   -----------   -----------  -----------
Capital transactions: (Note 8)
  Net contract payments (Note 6)       9,158,610     6,033,534     1,538,676     4,341,762     2,805,715     9,944,797    3,494,506
  Withdrawal of funds                   (557,875)   (1,748,133)     (377,824)     (855,437)     (783,618)   (1,422,742)    (777,293)
  Transfer due to reimbursement
    (payment) of accumulation
    unit value fluctuation               (22,468)          510        (5,045)      (19,391)       (3,711)         (984)      (1,560)
  Net credit to annuitant mortality
    reserve (Note 3D)                         --            --        17,030        11,604            --        (5,272)          --
  Transfer of seed money                      --            --            --            --            --            --           --
  Annuity benefit payments                    --            --          (228)         (271)           --            --           --
  Withdrawal due to administrative
    and contingent deferred sales
    charges (Note 6)                      (5,742)       (1,996)         (594)       (3,442)       (1,757)       (5,743)      (1,148)
  Divisional transfers                  (104,853)   (1,673,606)      278,225     1,144,048    (2,968,952)     (836,591)   5,090,601
                                     -----------   -----------   -----------   -----------   -----------   -----------  -----------
Net increase (decrease) in net
   assets resulting from capital
   transactions                        8,467,672     2,610,309     1,450,240     4,618,873      (952,323)    7,673,465    7,805,106
                                     -----------   -----------   -----------   -----------   -----------   -----------  -----------
Total increase (decrease)             11,039,339     2,936,894     1,605,007     5,977,424      (653,920)    7,146,010    8,096,591
NET ASSETS, at beginning
  of the period/year                  13,900,096     8,059,147     2,404,200     8,846,311     9,561,588    20,899,775    4,369,844
                                     -----------   -----------   -----------   -----------   -----------   -----------  -----------
NET ASSETS, at end
  of the year                        $24,939,435   $10,996,041   $ 4,009,207   $14,823,735   $ 8,907,668   $28,045,785  $12,466,435
                                     ===========   ===========   ===========   ===========   ===========   ===========  ===========

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3 - LifeTrust

For The Year Ended December 31, 1998


                                    *Oppenheimer                  Oppenheimer  Oppenheimer   Oppenheimer   Oppenheimer **Oppenheimer
                                     Aggressive    Oppenheimer     Multiple       Global      Strategic      Growth &      Small
                                        Growth        Growth      Strategies    Securities       Bond         Income     Cap Growth
                                       Division      Division      Division      Division      Division      Division     Division
                                     -----------   -----------   -----------   -----------   -----------   ----------- -----------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)       $   469,852   $ 4,667,722   $ 1,101,272   $ 2,786,714   $   591,164   $ 2,697,926  $    (1,467)
  Net realized gain (loss)
    on investments                       440,597     2,948,386       630,534     1,049,537       176,174     4,134,314       (5,807)
  Change in net unrealized
    appreciation/depreciation
    of investments                     3,086,608     6,589,377      (549,967)      122,607      (321,025)   (5,825,470)      47,858
                                     -----------   -----------   -----------   -----------   -----------   ----------- -----------
  Net increase (decrease) in net
    assets resulting from operations   3,997,057    14,205,485     1,181,839     3,958,858       446,313     1,006,770       40,584
                                     -----------   -----------   -----------   -----------   -----------   ----------- -----------
Capital transactions: (Note 8)
  Net contract payments (Note 6)      11,877,861    25,527,513     8,115,801    10,017,579    14,312,930    25,068,767      105,572
  Withdrawal of funds                 (2,335,192)   (3,824,555)   (3,737,021)   (2,249,750)   (2,545,977)   (4,413,846)      (1,857)
  Transfer due to reimbursement
    (payment) of accumulation
    unit value fluctuation               (96,746)     (133,408)      (59,954)         (981)      (13,066)      (70,638)       3,688
  Net credit to annuitant mortality
    reserve (Note 3D)                         --            --            --            --          (879)        3,326           --
  Transfer of seed money                      --            --            --            --            --            --        5,000
  Annuity benefit payments                    --            --            --            --           (46)          (54)          --
  Withdrawal due to administrative
    and contingent deferred sales
    charges (Note 6)                     (15,083)      (22,472)       (7,006)      (12,344)       (8,394)      (24,213)          (7)
  Divisional transfers                  (800,209)     (918,551)     (165,345)     (502,835)   (1,329,529)    2,507,066      309,065
                                     -----------   -----------   -----------   -----------   -----------   ----------- -----------
Net increase (decrease) in net
  assets resulting from capital
  transactions                         8,630,631    20,628,527     4,146,475     7,251,669    10,415,039    23,070,408      421,461
                                     -----------   -----------   -----------   -----------   -----------   ----------- -----------
Total increase (decrease)             12,627,688    34,834,012     5,328,314    11,210,527    10,861,352    24,077,178      462,045

NET ASSETS, at beginning
  of the period/year                  33,744,727    51,863,827    21,755,625    30,312,330    38,460,040    59,497,794           --
                                     -----------   -----------   -----------   -----------   -----------   ----------- -----------
NET ASSETS, at end
  of the year                        $46,372,415   $86,697,839   $27,083,939   $41,522,857   $49,321,392   $83,574,972  $   462,045
                                     ===========   ===========   ===========   ===========   ===========   ===========  ===========

* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund. The Oppenheimer Aggressive Growth Division was known as the Oppenheimer Capital Appreciation Division.

** For the Period May 1, 1998 (Commencement of Operations) Through December 31, 1998.

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3 - LifeTrust

STATEMENT OF CHANGES IN NET ASSETS

For The Year Ended December 31, 1997


                                                                    MML              MML
                                                       MML         Money           Managed          MML          Oppenheimer
                                                     Equity        Market            Bond          Blend            Money
                                                    Division      Division         Division       Division         Division
                                                    --------      --------         --------       --------       -----------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)                  $    926,481    $    213,176    $     98,244    $    690,714    $    208,574
  Net realized gain
    on investments                                   141,401              --         (12,736)         99,891              --
  Change in net unrealized
    appreciation/depreciation
    of investments                                   755,292              --          61,974         210,519              --
                                                ------------    ------------    ------------    ------------    ------------
  Net increase in net assets
    resulting from operations                      1,823,174         213,176         147,482       1,001,124         208,574
                                                ------------    ------------    ------------    ------------    ------------
Capital transactions: (Note 8)
  Net contract payments (Note 6)                   7,434,297       7,546,061         602,434       5,229,201       2,930,242
  Withdrawal of funds                               (283,367)       (293,677)        (55,618)       (335,383)     (1,885,836)
  Transfer due to reimbursement
    (payment) of accumulation
    unit value fluctuation                             6,444             (19)           (879)          4,121          (1,975)
  Withdrawal due to administrative
    and contingent deferred sales
    charges (Note 6)                                  (1,838)         (1,064)           (356)         (1,393)         (1,033)
  Divisional transfers                             1,105,236      (3,563,026)        207,665         288,771       4,236,851
                                                ------------    ------------    ------------    ------------    ------------
  Net increase in net assets
    resulting from capital transactions            8,260,772       3,688,275         753,246       5,185,317       5,278,249
                                                ------------    ------------    ------------    ------------    ------------
  Total increase                                  10,083,946       3,901,451         900,728       6,186,441       5,486,823
  NET ASSETS, at beginning
    of the year                                    3,816,150       4,157,696       1,503,472       2,659,870       4,074,765
                                                ------------    ------------    ------------    ------------    ------------
  NET ASSETS, at end
  of the year                                   $ 13,900,096    $  8,059,147    $  2,404,200    $  8,846,311    $  9,561,588
                                                ============    ============    ============    ============    ============


                                                  Oppenheimer                    Oppenheimer
                                                     High         Oppenheimer      Capital       Oppenheimer
                                                    Income           Bond        Appreciation       Growth
                                                   Division        Division        Division        Division
                                                 ------------    ------------    ------------    ------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)                  $  1,087,544    $    172,067    $    549,524    $  1,009,534
  Net realized gain
    on investments                                   322,255          13,817         312,430         996,792
  Change in net unrealized
    appreciation/depreciation
    of investments                                   257,353          68,804       1,495,333       5,046,958
                                                ------------    ------------    ------------    ------------
  Net increase in net assets
    resulting from operations                      1,667,152         254,688       2,357,287       7,053,284
                                                ------------    ------------    ------------    ------------
Capital transactions: (Note 8)
  Net contract payments (Note 6)                  10,613,792       1,841,257      16,147,999      25,496,144
  Withdrawal of funds                             (1,028,205)        (82,117)       (918,684)     (1,308,502)
  Transfer due to reimbursement
    (payment) of accumulation
    unit value fluctuation                             2,806             951          19,879          20,867
  Withdrawal due to administrative
    and contingent deferred sales
    charges (Note 6)                                  (2,770)           (549)         (7,434)         (9,948)
  Divisional transfers                               (26,833)        (40,867)      1,114,947         (56,690)
                                                ------------    ------------    ------------    ------------
  Net increase in net assets
    resulting from capital transactions            9,558,790       1,718,675      16,356,707      24,141,871
                                                ------------    ------------    ------------    ------------
  Total increase                                  11,225,942       1,973,363      18,713,994      31,195,155
  NET ASSETS, at beginning
    of the year                                    9,673,833       2,396,481      15,030,733      20,668,672
                                                ------------    ------------    ------------    ------------
  NET ASSETS, at end
  of the year                                   $ 20,899,775    $  4,369,844    $ 33,744,727    $ 51,863,827
                                                ============    ============    ============    ============




                                                 Oppenheimer     Oppenheimer     Oppenheimer      Oppenheimer
                                                   Multiple         Global        Strategic         Growth
                                                  Strategies      Securities         Bond          & Income
                                                   Division        Division        Division        Division
                                                 ------------    ------------    ------------    ------------
Increase (decrease) in net assets:
Operations:
  Net investment income (loss)                 $    885,003    ($   117,557)   $  1,921,678    $  1,077,266
  Net realized gain
    on investments                                  207,097         665,529         140,481       2,350,278
  Change in net unrealized
    appreciation/depreciation
    of investments                                1,261,970       2,915,148          33,142       7,548,437
                                               ------------    ------------    ------------    ------------
  Net increase in net assets
    resulting from operations                     2,354,070       3,463,120       2,095,301      10,975,981
                                               ------------    ------------    ------------    ------------
Capital transactions: (Note 8)
  Net contract payments (Note 6)                  8,960,110      15,827,065      19,538,058      28,589,786
  Withdrawal of funds                              (710,503)       (630,348)     (1,508,211)     (1,511,174)
  Transfer due to reimbursement
    (payment) of accumulation
    unit value fluctuation                            6,659          17,897           3,974          14,381
  Withdrawal due to administrative
    and contingent deferred sales
    charges (Note 6)                                 (3,102)         (5,189)         (4,085)        (10,828)
  Divisional transfers                              (20,243)        (75,952)     (1,008,540)     (2,173,155)
                                               ------------    ------------    ------------    ------------
  Net increase in net assets
    resulting from capital transactions           8,232,921      15,133,473      17,021,196      24,909,010
                                               ------------    ------------    ------------    ------------
  Total increase                                 10,586,991      18,596,593      19,116,497      35,884,991
  NET ASSETS, at beginning
    of the year                                  11,168,634      11,715,737      19,343,543      23,612,803
                                               ------------    ------------    ------------    ------------
  NET ASSETS, at end
  of the year                                  $ 21,755,625    $ 30,312,330    $ 38,460,040    $ 59,497,794
                                               ============    ============    ============    ============

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3 - LifeTrust

Notes To Financial Statements

1.   HISTORY

     Massachusetts Mutual Variable Annuity Separate Account 3 ("Separate Account 3") is a separate investment account established on January 12, 1994 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 3 is used exclusively for MassMutual's flexible purchase payment individual variable annuity contract, known as LifeTrust.

     On November 15, 1994, MassMutual paid $60,000 to provide the initial capital for Separate Account 3's twelve initial divisions: 14,099 shares were purchased in the two management investment companies described in Note 2.

     On July 5, 1995, MassMutual paid $5,000 to establish Separate Account 3's thirteenth division: 500 shares were purchased in the Growth & Income Division of the Oppenheimer Variable Account Fund described in Note 2.

     Separate Account 3 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940.

2.   INVESTMENT OF THE SEPARATE ACCOUNT 3 ASSETS

     Separate Account 3 maintains fourteen divisions. Each division invests in corresponding shares of either the MML Series Investment Fund ("MML Trust") or Oppenheimer Variable Account Funds ("Oppenheimer Trust").

     MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four of the six separate series of shares of the MML Trust. The MML Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940. MassMutual serves as investment manager of the MML Trust. David L. Babson & Company, Inc. ("Babson") a controlled subsidiary of MassMutual, serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund.

     Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Aggressive Growth Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Securities Fund, Oppenheimer Strategic Bond Fund, Oppenheimer Growth & Income Fund and Oppenheimer Small Cap Growth Fund are the ten separate Funds of the Oppenheimer Trust. The Oppenheimer Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, for which OppenheimerFunds, Inc. ("OFI"), a controlled subsidiary of MassMutual, serves as investment manager.

     In addition to the fourteen divisions of the Separate Account 3, a contractowner, in certain states, may also allocate funds to the Fixed Account. Proceeds from the Fixed Account will be deposited in a non-unitized segment of MassMutual's general account organized as a separate account for accounting purposes. The interests in the Fixed Account are registered under the Securities Act of 1933.

3.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed consistently by Separate Account 3 in preparation of the financial statements in conformity with generally accepted accounting principles.

     A.   Investment Valuation

     Investments in MML Trust and the Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

     B.   Accounting For Investments

     Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

     C.   Federal Income Taxes

     Operations of Separate Account 3 form a part of the total operations of MassMutual, and Separate Account 3 is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Separate Account 3 will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to Contracts which depend on Separate Account 3's investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to Separate Account 3.

     D.   Annuity Reserves

     Annuity reserves are developed by using accepted actuarial methods and are computed using the 1983 Annuity Table A, with Projection Scale G. Separate Account 3 has an annuity reserve of $219,329 at December 31, 1998.

     E.   Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.   CHARGES

     An asset charge is computed against the net asset value of Separate Account 3's assets ("Net Asset Value"). The asset charge is currently equivalent on an annual basis to 1.40% of the Net Asset Value. The mortality and expense risk part of the charge is made daily at an annual rate which is currently equal to l.15%, and will not exceed 1.25% of the Net Asset Value. The administrative expense part of the asset charge is made daily at an annual rate of 0.l5%. The third component of the asset charge is a charge of 0.10% of Net Asset Value assessed to reimburse MassMutual for the cost of providing the enhanced death benefit under the Contract. MassMutual also charges for administrative costs and may impose a contingent deferred sales charge and a premium tax charge upon redemption, maturity or annuitization.

5.   DISTRIBUTION AGREEMENT

     MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as principal underwriter of the contracts pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account 3. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

     MML Investors Services, Inc. ("MMLISI") a wholly-owned subsidiary of MassMutual, serves as co-underwriter of the contracts pursuant to underwriting and servicing agreements among MMLISI, MassMutual and Separate Account 3. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the contracts as authorized variable life insurance agents under applicable state insurance laws.

     Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their activities as underwriters of the contracts.

6. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES AND CONTINGENT DEFERRED SALES CHARGES

                                                    MML          MML                                Oppenheimer
                                        MML        Money       Managed        MML      Oppenheimer      High     Oppenheimer
For The Year Ended                    Equity       Market        Bond        Blend        Money        Income        Bond
December 31, 1998                    Division     Division     Division     Division     Division     Division     Division
------------------                  ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net contract payments               $9,158,610   $6,033,534   $1,538,676   $4,341,762   $2,805,715   $9,944,797   $3,494,506

Administrative charges and
contingent deferred sales charges   $    5,742   $    1,996   $      594   $    3,442   $    1,757   $    5,743   $    1,148



                                    Oppenheimer               Oppenheimer  Oppenheimer   Oppenheimer Oppenheimer **Oppenheimer
                                     Aggressive   Oppenheimer   Multiple      Global      Strategic     Growth       Small
For The Year Ended                     Growth       Growth     Strategies   Securities       Bond      & Income    Cap Growth
December 31, 1998 (Continued)         Division     Division    Division      Division     Division     Division    Division
-----------------------------       ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net contract payments               $11,877,861  $25,527,513  $8,115,801   $10,017,579  $14,312,930  $25,068,767  $  105,572
Administrative charges and
contingent deferred sales charges   $    15,083  $    22,472  $    7,006   $    12,344  $     8,394  $    24,213  $        7

** For the Period May 1, 1998 (Commencement of Operations) Through December 31, 1998.

7.   PURCHASES AND SALES OF INVESTMENTS

                                                    MML          MML                                Oppenheimer
                                        MML        Money       Managed        MML      Oppenheimer      High     Oppenheimer
For The Year Ended                    Equity       Market        Bond        Blend        Money        Income        Bond
December 31, 1998                    Division     Division     Division     Division     Division     Division     Division
------------------                  ----------   ----------   ----------   ----------   ----------   ----------   ----------
Cost of purchases                  $12,067,063   $20,624,423  $2,995,464   $6,537,104   $29,915,579  $17,501,969  $9,851,145
Proceeds from sales                 $2,755,394   $17,728,389  $1,441,612   $1,132,517   $30,534,116   $9,007,694  $1,965,348


                                    Oppenheimer               Oppenheimer  Oppenheimer   Oppenheimer Oppenheimer **Oppenheimer
                                     Aggressive   Oppenheimer   Multiple      Global      Strategic     Growth       Small
For The Year Ended                     Growth       Growth     Strategies   Securities       Bond      & Income    Cap Growth
December 31, 1998 (Continued)         Division     Division    Division      Division     Division     Division    Division
-----------------------------       ----------   ----------   ----------   ----------   ----------   ----------   ----------
Cost of purchases                   $15,111,732  $37,228,496  $9,622,851   $15,319,606  $17,414,982  $46,633,199  $  468,414
Proceeds from sales                  $5,962,116  $11,770,461  $4,349,140    $5,243,506   $6,355,218  $20,741,670  $   48,726

8.   NET INCREASE (DECREASE) IN ACCUMULATION UNITS

                                                 MML            MML                                      Oppenheimer
                                    MML         Money         Managed          MML        Oppenheimer        High       Oppenheimer
For The Year Ended                Equity        Market          Bond          Blend          Money          Income          Bond
December 31, 1998                Division      Division       Division       Division       Division       Division       Division
------------------              ----------    ----------     ----------     ----------     ----------     ----------     ----------
Units purchased                 4,449,918      5,167,128      1,131,481      2,524,651      2,434,565      6,795,140      2,659,840
Units withdrawn                  (271,089)    (1,513,854)      (305,325)      (553,835)      (684,073)    (1,001,765)      (595,902)
Units transferred
 between divisions               (127,490)    (1,391,814)       178,403        674,367     (2,619,989)      (687,400)     3,787,258
                               ----------      ---------      ---------      ---------      ---------     ----------      ---------
Net increase (decrease)         4,051,339      2,261,460      1,004,559      2,645,183       (869,497)     5,105,975      5,851,196
Units, at beginning of
 the period/year                7,164,089      7,167,967      1,837,632      5,428,920      8,479,773     14,390,554      3,424,936
                               ----------      ---------      ---------      ---------      ---------     ----------      ---------
Units, at end of the year      11,215,428      9,429,427      2,842,191      8,074,103      7,610,276     19,496,529      9,276,132
                               ==========      =========      =========      =========      =========     ==========      =========


                              Oppenheimer                   Oppenheimer   Oppenheimer     Oppenheimer   Oppenheimer   **Oppenheimer
                               Aggressive     Oppenheimer     Multiple       Global        Strategic       Growth         Small
For The Year Ended               Growth         Growth       Strategies    Securities         Bond        & Income      Cap Growth
December 31, 1998 (Continued)   Division       Division      Division       Division       Division       Division      Division
-----------------------------  ----------     ----------     ----------    ----------     ----------     ----------     ----------
Units withdrawn                (1,356,894)    (1,756,458)    (2,395,219)    (1,624,219)    (1,904,531)    (2,045,673)        (2,152)
Units transferred
between divisions                (613,720)      (509,909)      (114,804)      (580,289)    (1,087,342)       919,578        362,472
                               ----------      ---------      ---------      ---------      ---------     ----------      ---------
Net increase (decrease)         4,733,755      9,293,911      2,567,741      4,943,884      7,625,533     10,070,206        485,793
Units, at beginning
 of the period/year            19,745,340     25,357,255     13,996,660     22,781,959     29,035,781     27,979,778             --
                               ----------      ---------      ---------      ---------      ---------     ----------      ---------
Units, at end of the year      24,479,095     34,651,166     16,564,401     27,725,843     36,661,314     38,049,984        485,793
                               ==========      =========      =========      =========      =========     ==========      =========

** For the Period May 1, 1998 (Commencement of Operations) Through December 31, 1998.

                                                 MML            MML                                      Oppenheimer
                                    MML         Money         Managed          MML        Oppenheimer        High       Oppenheimer
For The Year Ended                Equity        Market          Bond          Blend          Money          Income          Bond
December 31, 1997                Division      Division       Division       Division       Division       Division       Division
------------------              ----------    ----------     ----------     ----------     ----------     ----------     ----------
Units purchased                 4,225,907      6,835,089        489,336      3,495,727      2,653,523      7,756,856      1,501,708
Units withdrawn                  (162,826)      (265,885)       (46,019)      (219,926)    (1,706,236)      (746,472)       (67,752)
Units transferred
 between divisions                605,448     (3,237,582)       148,287        206,081      3,779,937          6,687        (33,369)
                               ----------      ---------      ---------      ---------      ---------     ----------      ---------
Net increase                    4,668,529      3,331,622        591,604      3,481,882      4,727,224      7,017,071      1,400,587
Units, at beginning
 of the year                    2,495,560      3,836,345      1,246,028      1,947,038      3,752,549      7,373,483      2,024,349
                               ----------      ---------      ---------      ---------      ---------     ----------      ---------
Units, at end of the year       7,164,089      7,167,967      1,837,632      5,428,920      8,479,773     14,390,554      3,424,936
                               ==========      =========      =========      =========      =========     ==========      =========


                               Oppenheimer                  Oppenheimer   Oppenheimer     Oppenheimer   Oppenheimer
                                 Capital      Oppenheimer     Multiple       Global        Strategic       Growth
For The Year Ended            Appreciation      Growth       Strategies    Securities         Bond        & Income
December 31, 1998 (Continued)   Division       Division      Division       Division       Division       Division
-----------------------------  ----------     ----------     ----------    ----------     ----------     ----------
Units purchased                10,042,771     13,444,213      6,157,956     12,542,070     15,331,472     15,339,000
Units withdrawn                  (568,338)      (696,008)      (492,269)      (505,280)    (1,179,296)      (792,220)
Units transferred
 between divisions                580,961        (21,548)        21,398         86,428       (775,772)    (1,083,673)
                               ----------      ---------      ---------      ---------      ---------     ----------
Net increase                   10,055,394     12,726,657      5,687,085     12,123,218     13,376,404     13,463,107
Units, at beginning
 of the year                    9,689,946     12,630,598      8,309,575     10,658,741     15,659,377     14,516,671
                               ----------      ---------      ---------      ---------      ---------     ----------
Units, at end of the year      19,745,340     25,357,255     13,996,660     22,781,959     29,035,781     27,979,778
                               ==========      =========      =========      =========      =========     ==========

Report Of Independent Accountants

To the Board of Directors and Policyholders of Massachusetts Mutual Life Insurance Company

We have audited the accompanying statutory statements of financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1998 and 1997, and the related statutory statements of income and changes in policyholders' contingency reserves, and of cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1, these financial statements were prepared in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements audited by us do not present fairly, in conformity with generally accepted accounting principles, the financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

In our opinion, the financial statements audited by us present fairly, in all material respects, the financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, on the basis of accounting described in Note 1.

PricewaterhouseCoopers LLP

Springfield, Massachusetts
February 25, 1999

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF FINANCIAL POSITION

                                                      December 31,

                                                  1998             1997
                                                --------         --------

                                                      (In Millions)
Assets:
Bonds                                        $  25,215.8      $  23,508.2
Common stocks                                      296.3            354.7
Mortgage loans                                   5,916.5          5,245.8
Real estate                                      1,739.8          1,697.7
Other investments                                2,263.7          1,963.8
Policy loans                                     5,224.2          4,950.4
Cash and short-term investments                  1,123.3          1,941.2
                                             -----------      -----------
                                                41,779.6         39,661.8
Other assets                                     1,306.2          1,169.7
                                             -----------      -----------
                                                43,085.8         40,831.5
Separate account assets                         19,589.7         16,803.1
                                             -----------      -----------
                                             $  62,675.5      $  57,634.6
                                             ===========      ===========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

                                                            December 31,

                                                         1998          1997
                                                       --------      --------

                                                           (In Millions)
Liabilities:
Policyholders' reserves and funds                   $  35,277.0   $  33,783.2
Policyholders' dividends                                1,021.6         954.1
Policyholders' claims and other benefits                  332.4         353.4
Federal income taxes                                      634.9         436.5
Asset valuation and other investment reserves           1,053.4         973.4
Other liabilities                                       1,578.9       1,457.9
                                                    -----------   -----------
                                                       39,898.2      37,958.5
Separate account liabilities                           19,588.5      16,802.8
                                                    -----------   -----------
                                                       59,486.7      54,761.3
Policyholders' contingency reserves                     3,188.8       2,873.3
                                                    -----------   -----------
                                                    $  62,675.5   $  57,634.6
                                                    ===========   ===========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF INCOME

                                                           Years Ended December 31,

                                                        1998        1997        1996
                                                      --------    --------    --------

                                                               (In Millions)
Revenue:
Premium income                                       $ 7,482.2   $ 6,764.8   $ 6,328.6
Net investment income                                  2,956.8     2,870.2     2,834.4
Fees and other income                                    154.0       126.7       117.2
                                                     ---------   ---------   ---------
                                                      10,593.0     9,761.7     9,280.2
                                                     ---------   ---------   ---------
Benefits and expenses:
Policyholders' benefits and payments                   5,873.9     6,583.8     6,048.2
Addition to policyholders' reserves and funds          2,299.6       826.8       945.2
Operating expenses                                       509.5       450.8       428.0
Commissions                                              299.3       315.3       335.5
State taxes, licenses and fees                            88.1        81.5        96.4
Merger restructuring costs                                   -           -        66.1
                                                     ---------   ---------   ---------
                                                       9,070.4     8,258.2     7,919.4
                                                     ---------   ---------   ---------
Net gain before federal income taxes and dividends     1,522.6     1,503.5     1,360.8
Federal income taxes                                     199.3       284.4       276.7
                                                     ---------   ---------   ---------
Net gain from operations before dividends              1,323.3     1,219.1     1,084.1
Dividends to policyholders                               982.9       919.5       859.9
                                                     ---------   ---------   ---------
Net gain from operations                                 340.4       299.6       224.2
Net realized capital gain (loss)                          25.4       (42.5)       40.3
                                                     ---------   ---------   ---------
Net income                                           $   365.8   $   257.1   $   264.5
                                                     =========   =========   =========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CHANGES
IN POLICYHOLDERS' CONTINGENCY RESERVES

                                                                 Years Ended December 31,

                                                              1998        1997        1996
                                                            --------    --------    --------

                                                                      (In Millions)
Policyholders' contingency reserves,
  beginning of year                                         $2,873.3    $2,638.6    $2,600.9
                                                            --------    --------    --------
Increases (decreases) due to:
  Net income                                                   365.8       257.1       264.5
  Net unrealized capital gain (loss)                            17.4       119.1        (1.7)
  Change in asset valuation and other investment reserves      (81.0)      (76.0)     (142.4)
  Change in prior year policyholders' reserves                   8.6       (55.4)      (72.2)
  Other                                                          4.7       (10.1)      (10.5)
                                                            --------    --------    --------
                                                               315.5       234.7        37.7
                                                            --------    --------    --------
Policyholders' contingency reserves,
  end of year                                               $3,188.8    $2,873.3    $2,638.6
                                                            ========    ========    ========

                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CASH FLOWS

                                                                 Years Ended December 31,

                                                            1998         1997         1996
                                                          --------     --------     --------
                                                                     (In Millions)
Operating activities:
   Net income                                            $   365.8    $   257.1    $   264.5
   Addition to policyholders' reserves and funds,
     net of transfers to separate accounts                 1,472.8        421.3        426.7
   Net realized capital (gain) loss                          (25.4)        42.5        (40.3)
   Other changes                                              15.4       (108.1)      (286.1)
                                                         ---------    ---------    ---------
   Net cash provided by operating activities               1,828.6        612.8        364.8
                                                         ---------    ---------    ---------
Investing activities:
   Loans and purchases of investments                    (15,981.2)   (12,292.7)   (10,171.5)
   Sales or maturities of investments and receipts
      from repayment of loans                             13,334.7     12,545.7      8,539.3
                                                         ---------    ---------    ---------
   Net cash provided by (used in) investing activities    (2,646.5)       253.0     (1,632.2)
                                                         ---------    ---------    ---------
Increase (decrease) in cash and short-term investments      (817.9)       865.8     (1,267.4)
Cash and short-term investments, beginning of year         1,941.2      1,075.4      2,342.8
                                                         ---------    ---------    ---------
Cash and short-term investments, end of year             $ 1,123.3    $ 1,941.2    $ 1,075.4
                                                         =========    =========    =========

                 See notes to statutory financial statements.

Notes To Statutory Financial Statements

    Massachusetts Mutual Life Insurance Company ("the Company") is a mutual life insurance company and as such has no shareholders. The Company's primary business is individual life insurance, annuity and disability income products distributed primarily through career agents. The Company also provides either directly or through its subsidiaries, a wide range of pension products and services, as well as investment services to individuals, corporations and institutions in all 50 states and the District of Columbia.

    On March 1, 1996, the operations of the former Connecticut Mutual Life Insurance Company ("Connecticut Mutual") were merged into the Company. This merger was accounted for under the pooling of interests method of accounting. For the purposes of this presentation, these financial statements reflect historical amounts giving retroactive effect as if the merger had occurred on January 1, 1996 in conformity with the practices of the National Association of Insurance Commissioners ("NAIC") and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. In 1996, merger-related expenses totaling $66.1 million were recorded in the Statutory Statement of Income. On the merger date, policyholders' reserves attributable to disability income contracts were strengthened by $75.0 million, investment reserves for real estate were increased by $49.8 million and net prepaid pension assets were increased by $10.4 million with all adjustments reflected as a charge to policyholders' contingency reserves.

    On March 31, 1996, the Company sold MassMutual Holding Company Two, Inc., a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company (formerly the MML Pension Insurance Company; currently doing business as "UniCARE"), which comprised the Company's group life and health business, to WellPoint Health Networks, Inc. The Company received total consideration of $402.2 million ($340.0 million in cash and $62.2 million in notes receivable) and recognized a before tax gain of $187.9 million. The Company, pursuant to a 1994 reinsurance agreement, cedes its group life, accident and health business to UniCARE.

1.  SUMMARY OF ACCOUNTING PRACTICES

    The accompanying statutory financial statements, have been prepared in conformity with the statutory accounting practices of the NAIC and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and are different in some respects from financial statements prepared in accordance with generally accepted accounting principles ("GAAP"). The more significant differences are as follows: (a) acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to current operations as incurred, whereas GAAP would require these expenses to be capitalized and recognized over the life of the policies; (b) policy reserves are based upon statutory mortality, morbidity and interest requirements without consideration of withdrawals, whereas GAAP reserves would be based upon reasonably conservative estimates of mortality, morbidity, interest and withdrawals; (c) bonds are generally carried at amortized cost whereas GAAP generally requires they be reported at fair value; (d) deferred income taxes are not provided for book-tax timing differences as would be required by GAAP, and (e) payments received for universal and variable life products, variable annuities and investment related products are reported as premium income and changes in reserves, whereas under GAAP, these payments would be recorded as deposits to policyholders' account balances.

    In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification provides a comprehensive guide of statutory accounting principles for use by insurers in all states and is expected to become effective no later than January 1, 2001. The effect of adopting Codification shall be reported as an adjustment to policyholders' contingency reserves on the effective date. The Company is currently reviewing the impact of Codification; however, since the Division of Insurance of the Commonwealth of Massachusetts has not approved Codification, the ultimate impact cannot be determined at this time.

    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosures of contingent assets and liabilities at the date of the financial statements. Management must also make estimates and assumptions that affect the amounts of revenues and expenses during the reporting period. Future events, including changes in the levels of mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in these financial statements.

    Certain 1997 and 1996 amounts have been reclassified to conform with the current year presentation.

    The following is a description of the Company's principal accounting policies and practices.

A.  Investments

    Bonds and stocks are valued in accordance with rules established by the NAIC. Generally, bonds are valued at amortized cost, preferred stocks in good standing at cost, and common stocks, except for unconsolidated subsidiaries, at fair value.

    Mortgage loans are valued at unpaid principal net of unamortized premium or discount. The Company discontinues the accrual of interest on mortgage loans which are delinquent more than 90 days or when collection is uncertain. Real estate is valued at cost less accumulated depreciation, impairment allowances and mortgage encumbrances. Encumbrances totaled $63.5 million in 1998 and $14.2 million in 1997. Depreciation on investment real estate is calculated using the straight-line and constant yield methods.

    Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy.

    Short-term investments are stated at amortized cost, which approximates fair value.

    Investments in unconsolidated subsidiaries and affiliates, joint ventures and other forms of partnerships are included in other investments on the Statutory Statement of Financial Position and are accounted for using the equity method.

    In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve ("AVR") and an Interest Maintenance Reserve ("IMR"). The AVR and other investment reserves stabilize the policyholders' contingency reserves against fluctuations in the value of stocks, as well as declines in the value of bonds, mortgage loans and real estate investments. The IMR captures after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed income investments and interest related hedging activities. These interest rate related gains and losses are amortized into income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset. Net realized after tax capital gains of $189.1 million in 1998, $95.4 million in 1997 and $73.1 million in 1996 were charged to the IMR. Amortization of the IMR into net investment income amounted to $40.3 million in 1998, $31.0 million in 1997, and $26.9 million in 1996.

    Realized capital gains and losses, less taxes, not includible in the IMR, are recognized in net income. Realized capital gains and losses are determined using the specific identification method. Unrealized capital gains and losses are included in policyholders' contingency reserves.

B.  Separate Accounts

    Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of pension, variable annuity and variable life insurance contractholders. Assets consist principally of marketable securities reported at fair value. Premiums, benefits and expenses of the separate accounts are reported in the Statutory Statement of Income. The Company receives administrative and investment advisory fees from these accounts.

    Net transfers to separate accounts of $821.3 million, $355.7 million and $636.5 million in 1998, 1997 and 1996, respectively, are included in the addition of policyholders' reserves and funds.

C.  Non-admitted Assets

    Assets designated as "non-admitted" (principally certain furniture, equipment and other receivables) are excluded from the Statutory Statement of Financial Position by an adjustment to policyholders' contingency reserves.

D.  Policyholders' Reserves and Funds

    Policyholders' reserves for life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium and the Commissioners' Reserve Valuation Method bases using the American Experience and the 1941, 1958 and 1980 Commissioners' Standard Ordinary mortality tables with assumed interest rates ranging from 2.5 to 6.75 percent.

    Reserves for individual annuities, guaranteed investment contracts and deposit administration and immediate participation guarantee contracts are based on accepted actuarial methods principally at interest rates ranging from 2.25 to 11.25 percent. Reserves for policies and contracts considered investment contracts have a carrying value of $7,734.6 million and $8,077.9 million at December 31, 1998 and 1997, respectively with a fair value of $7,940.6 million and $8,250.0 million at December 31, 1998 and 1997, respectively, as determined by discounted cash flow projections.

    Disability income policy reserves are generally calculated using the two-year preliminary term, net level premium and fixed net premium methods and various morbidity tables.

    The Company made certain changes in the valuation of policyholders' reserves which increased policyholders' contingency reserves by $8.6 million in 1998 and decreased policyholders' contingency reserves by $55.4 million and $72.2 million in 1997 and 1996, respectively.

E.  Premium and Related Expense Recognition

    Life insurance premium revenue is recognized annually on the anniversary date of the policy. Annuity premium is recognized when received. Disability income premiums are recognized as revenue when due. Commissions and other costs related to issuance of new policies, maintenance and settlement costs are charged to current operations when incurred.

F.  Policyholders' Dividends

    The Board of Directors annually approves dividends to be paid in the following year. These dividends are allocated to reflect the relative contribution of each group of policies to policyholders' contingency reserves and consider investment and mortality experience, expenses and federal income tax charges. The liability for policyholders' dividends is equal to the estimated amount of dividends to be paid in the following calendar year.

G. Cash and Short-term Investments

   For purposes of the Statutory Statement of Cash Flows, the Company considers all highly liquid investments purchased with a maturity of twelve months or less to be short-term investments.

H. Policyholders' Contingency Reserves

   Policyholders' contingency reserves represent surplus of the Company as reported to regulatory authorities and are intended to protect policyholders against possible adverse experience.

2. SURPLUS NOTES

   The Company issued surplus notes of $100.0 million at 7.50 percent and $250.0 million at 7.625 percent in 1994 and 1993, respectively. These notes are unsecured and subordinate to all present and future indebtedness of the Company, policy claims and prior claims against the Company as provided by the Massachusetts General Laws. Issuance was approved by the Commissioner of Insurance of the Commonwealth of Massachusetts ("the Commissioner").

   All payments of interest and principal are subject to the prior approval of the Commissioner. Sinking fund payments are due as follows: $62.5 million in 2021, $87.5 million in 2022, $150.0 million in 2023 and $50.0 million in 2024.

   Interest on the notes issued in 1994 is scheduled to be paid on March 1 and September 1 of each year, to holders of record on the preceding February 15 or August 15, respectively. Interest on the notes issued in 1993 is scheduled to be paid on May 15 and November 15 of each year, to holders of record on the preceding May 1 or November 1, respectively. Interest expense is not recorded until approval for payment is received from the Commissioner. Interest of $26.6 million was approved and paid in 1998, 1997 and 1996.

   The proceeds of the notes, less a $24.4 million reserve in 1998, and a $28.3 million reserve in 1997 for contingencies associated with the issuance of the notes, are recorded as a component of the Company's policyholders' contingency reserves as permitted by the Division of Insurance. These surplus note reserves are included in asset valuation and other investment reserves on the Statutory Statement of Financial Position.

3. BENEFIT PLANS

   The Company provides multiple benefit plans to employees, agents and retirees including retirement plans and life and health benefits.

   Retirement Plans

   The Company has two non-contributory defined benefit plans covering substantially all of its employees. One plan includes active employees and retirees previously employed by Connecticut Mutual Life Insurance Company which merged with MassMutual in 1996; the other plan includes all other eligible employees and retirees. Benefits are based on the employees' years of service, compensation during the last five years of employment and estimated social security retirement benefits. The Company accounts for these plans following Financial Accounting Standards Board Statement No. 87, "Employers' Accounting for Pensions". Accordingly, as permitted by the Massachusetts Division of Insurance, the Company has recognized a pension asset of $216.0 million and $157.4 million at December 31, 1998 and 1997, respectively. Company policy is to fund pension costs in accordance with the requirements of the Employee Retirement Income Security Act of 1974 and, based on such requirements, no funding was required for the years ended December 31, 1998, and 1997. The assets of the plans are invested in the Company's general account and separate accounts.

   The Company also has defined contribution plans for employees and agents. The Company funds the plans by matching employee contributions, subject to statutory limits. Company contributions and any earnings on them are vested based on years of vesting service using a graduated vesting schedule in 20 percent increments over a five-year period.

   Life and Health

   Life and health insurance benefits are provided to employees and agents through group insurance contracts. Substantially all of the Company's employees and agents may become eligible for continuation of certain of these benefits if they retire as active employees or agents of the Company. The Company adopted the National Association of Insurance Commissioners' accounting standard for post retirement life and health benefit costs, requiring these benefits to be accounted for using the accrual method for employees and agents eligible to retire and current retirees. The initial transition obligation of $137.9 million is being amortized over twenty years through 2012. During 1998, the Company transferred the administration of the retiree life and health plan benefit obligations and supporting assets to an unconsolidated subsidiary.

   The status of the defined benefit plans as of December 31 is as follows:

                                         Retirement          Life and Health

                                      1998        1997       1998       1997
                                      ----        ----       ----       ----
                                                  (In Millions)
Accumulated benefit obligation
 at December 31                   $   822.8   $   663.1   $  185.6   $  145.9
Fair value of plan assets
 at December 31                     1,160.2     1,154.2       21.0       21.7
                                  ---------   ---------   --------   --------
Funded status                     $   337.4   $   491.1   $ (164.6)  $ (124.2)
                                  =========   =========   ========   ========

The following rates were used in determining the actuarial present value of the accumulated benefit obligations.

                                                      Retirement                 Life and Health

                                                1998             1997          1998           1997
                                                ----             ----          ----           ----
Discount rate                               6.75%             7.25%            6.75%         7.25%
Increase in future compensation
 levels                                     4.00-5.00%        4.00-5.00%       5.00%         5.00-5.50%
Long-term rate of return on assets          9.00-10.00%       9.00-10.00%      6.75%         6.75%
Assumed increases in medical cost
Rates in the first year                         -                -             7.00%         6.25-9.50%
declining to                                    -                -             4.25%         4.75-5.00%
within                                          -                -             5 years       5 years

A one percent increase in the annual assumed inflation rate in medical cost rates would increase the 1998 accumulated postretirement benefit liability and benefit expense by $9.2 million and $1.1 million, respectively. A one percent decrease in the annual assumed inflation rate in medical costs rates would decrease the 1998 accumulated postretirement benefit liability and benefit expense by $8.5 million and $1.0 million, respectively.

   The expense charged to operations for all employee benefit plans is $32.1 million in 1998, $23.9 million in 1997 and $38.1 million in 1996. In 1997, there was a significant reduction in plan participants in the Connecticut Mutual Plan which resulted in recognition of a pension plan curtailment gain of $10.7 million.

4. RELATED PARTY TRANSACTIONS

   The company has management and service contracts or cost sharing arrangements with various subsidiaries and affiliates whereby the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services. Fees earned under the terms of the contracts or arrangements were $205.0 million and $137.3 million for 1998 and 1997, respectively.

   The Company has reinsurance agreements with its subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, including stop-loss and modified coinsurance agreements on life insurance products. Total premiums assumed on these agreements were $38.4 million in 1998, $40.9 million in 1997 and $44.1 million in 1996.

5. FEDERAL INCOME TAXES

   Provision for federal income taxes is based upon the Company's estimate of its current tax liability. No deferred tax effect is recognized for temporary differences that may exist between financial reporting and taxable income. Accordingly, the reporting of miscellaneous temporary differences, such as reserves, acquisition costs and restructuring costs and of permanent differences such as the equity tax, resulted in effective tax rates which differ from the statutory tax rate.

   The Company plans to file its 1998 federal income tax return on a consolidated basis with its eligible life affiliates and non-life affiliates. C.M. Life Insurance Company, which is not an eligible life affiliate, files a separate return. The Company and its eligible life insurance and non-life affiliates are subject to a written tax allocation agreement, which allocates the group's consolidated tax liability for payment purposes. Generally, the agreement provides that affiliates with losses shall be compensated for the use of their losses and credits by other affiliates.

   The Internal Revenue Service has completed examining the Company's income tax returns through the year 1992 for Massachusetts Mutual and 1995 for Connecticut Mutual, and is currently examining Massachusetts Mutual for the years 1993 and 1994. The Company believes adjustments which may result from such examinations will not materially affect its financial position.

   Components of the formula authorized by the Internal Revenue Service for determining deductible policyholder dividends have not been finalized for 1998 or 1997. The Company records the estimated effects of anticipated revisions in the Statutory Statement of Income.

   Federal tax payments were $152.4 million in 1998, $353.4 million in 1997 and $330.7 million in 1996.

6. INVESTMENTS

   The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment. In the normal course of business, the Company enters into commitments to purchase privately placed bonds and to issue mortgage loans.

A.  Bonds

    The carrying value and estimated fair value of bonds are as follows:

                                                      December 31, 1998
                                                      -----------------
                                                    Gross            Gross        Estimated
                                   Carrying       Unrealized       Unrealized       Fair
                                    Value           Gains            Losses         Value
                                  ----------      ----------       ----------     ----------
                                                       (In Millions)
U. S. Treasury securities        $   4,945.3      $    473.0       $   20.4       $   5,397.9
 and obligations of U. S.
 government corporations
 and agencies
Debt securities issued by               41.2             1.5            1.3              41.4
 foreign governments
Mortgage-backed securities           3,734.4           188.0           13.9           3,908.5
State and local governments            360.5            33.2            7.9             385.8
Corporate debt securities           14,133.3           845.3          118.4          14,860.2
Utilities                              885.8           102.6            0.3             988.1
Affiliates                           1,115.3             0.6            0.9           1,115.0
                                 -----------      ----------       --------       -----------
 TOTAL                           $  25,215.8      $  1,644.2       $  163.1       $  26,696.9
                                 ===========      ==========       ========       ===========

                                                       December 31, 1997
                                                       -----------------
                                                     Gross            Gross        Estimated
                                   Carrying       Unrealized       Unrealized        Fair
                                    Value            Gains           Losses          Value
                                  ----------      ----------       ----------     ----------
                                                         (In Millions)
U. S. Treasury securities        $   6,241.0      $    470.5       $   10.3       $   6,701.2
 and obligations of U. S.
 government corporations
 and agencies
Debt securities issued by               83.5             4.4            3.0              84.9
 foreign governments
Mortgage-backed securities           3,008.7           187.9            9.0           3,187.6
State and local governments            361.9            23.9             .6             385.2
Corporate debt securities           12,148.9           765.2           46.9          12,867.2
Utilities                              871.8           100.1            2.2             969.7
Affiliates                             792.4             2.8            1.0             794.2
                                 -----------      ----------       --------       -----------
 TOTAL                           $  23,508.2      $  1,554.8       $   73.0       $  24,990.0
                                 ===========      ==========       ========       ===========

   The carrying value and estimated fair value of bonds at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.


                                                                     Estimated
                                                    Carrying           Fair
                                                     Value             Value
                                                   ---------         ---------
                                                          (In Millions)
     Due in one year or less                       $   556.5         $   560.7
     Due after one year through five years           4,150.6           4,270.5
     Due after five years through ten years          8,622.8           9,045.0
     Due after ten years                             5,319.5           5,999.6
                                                   ---------         ---------
                                                    18,649.4          19,875.8
     Mortgage-backed securities, including
      securities guaranteed by the U.S.
      Government                                     6,566.4           6,821.1
                                                   ---------         ---------
      TOTAL                                        $25,215.8         $26,696.9
                                                   =========         =========


   Proceeds from sales of investments in bonds were $11,663.4 million during 1998, $11,427.8 million during 1997 and $6,390.7 million during 1996. Gross capital gains of $331.8 million in 1998, $200.7 million in 1997 and $188.8 million in 1996 and gross capital losses of $47.3 million in 1998, $68.8 million in 1997 and $255.5 million in 1996 were realized on those sales, portions of which were included in the IMR. The estimated fair value of non-publicly traded bonds is determined by the Company using a pricing matrix and quoted market prices for publicly traded bonds.

B. Stocks

   Common stocks, except for unconsolidated subsidiaries, had a cost of $238.4 million in 1998 and $250.3 million in 1997.

C. Mortgages

   The fair value of mortgage loans, as determined from a pricing matrix for performing loans and the estimated underlying real estate value for non-performing loans, was $6,178.8 million and $5,039.1 million at December 31, 1998 and 1997, respectively.

   The Company had restructured loans with book values of $126.6 million, and $202.3 million at December 31, 1998 and 1997, respectively. These loans typically have been modified to defer a portion of the contractual interest payments to future periods. Interest deferred to future periods totaled $0.1 million in 1998, $5.1 million in 1997 and $2.2 million in 1996. At December 31, 1998, scheduled commercial mortgage loan maturities were as follows:
   1999 - $341.0 million; 2000 - $333.0 million; 2001 - $305.2 million; 2002 -
   $210.6 million; 2003 - $299.0 million; and $3,106.4 million thereafter.

D. Policy Loans

   Policy loans are recorded at cost as it is not practicable to determine the fair value since they do not have a stated maturity.

E. Other

   Preferred stocks in good standing had fair values of $116.0 million in 1998 and $145.5 million in 1997, using a pricing matrix for non-publicly traded stocks and quoted market prices for publicly traded stocks.

   The carrying value of investments which were non-income producing for the preceding twelve months was $13.2 million and $5.7 million at December 31, 1998 and 1997, respectively.

7. PORTFOLIO RISK MANAGEMENT

   The Company manages its investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The fair values of these financial instruments, described below, which are not recorded in the financial statements, unless otherwise noted, are based upon market prices or prices obtained from brokers. The Company does not hold or issue these financial instruments for trading purposes.

   The notional amounts described do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

   The Company utilizes interest rate swap agreements, options, and purchased caps and floors to reduce interest rate exposures arising from mismatches between assets and liabilities and to modify portfolio profiles to manage other risks identified. Under interest rate swaps, the Company agrees to an exchange, at specified intervals, between streams of variable rate and fixed rate interest payments calculated by reference to an agreed-upon notional principal amount. Gains and losses realized on the termination of contracts are deferred and amortized through the IMR over the remaining life of the associated contract. IMR amortization is included in net investment income on the Statutory Statement of Income. Net amounts receivable and payable are accrued as adjustments to investment income and included in other assets on the Statutory Statement of Financial Position. At December 31, 1998 and 1997, the Company had swaps with notional amounts of $4,382.0 million and $3,220.2 million, respectively. The fair values of these instruments were $84.1 million at December 31, 1998 and $20.9 million at December 31, 1997.

   Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company's option contracts have terms of up to fifteen years. The amounts paid for options purchased are amortized into investment income over the life of the contract on a straight-line basis. Unamortized costs are included in other investments on the Statutory Statement of Financial Position. Gains and losses on these contracts are recorded at the expiration or termination date and are deferred and amortized through the IMR over the remaining life of the option contract. At December 31, 1998 and 1997, the Company had option contracts with notional amounts of $12,704.4 million and $5,388.2 million, respectively. The Company's credit risk exposure was limited to the unamortized costs of $92.5 million and $59.0 million, which had fair values of $161.9 million and $99.6 million at December 31, 1998 and 1997, respectively.

   Interest rate cap agreements grant the purchaser the right to receive the excess of a referenced interest rate over a stated rate calculated by reference to an agreed upon notional amount. Interest rate floor agreements grant the purchaser the right to receive the excess of a stated rate over a referenced interest rate calculated by reference to an agreed upon notional amount. Amounts paid for interest rate caps and floors are amortized into investment income over the life of the asset on a straight-line basis. Unamortized costs are included in other investments on the Statutory Statement of Financial Position. Amounts receivable and payable are accrued as adjustments to investment income and included in the Statutory Statement of Financial Position as other assets. Gains and losses on these contracts, including any unamortized cost, are recognized upon termination and are deferred and amortized through the IMR over the remaining life of the associated cap or floor agreement. At December 31, 1998 and 1997, the company had agreements with notional amounts of $4,337.9 million and $3,348.6 million, respectively. The Company's credit risk exposure on these agreements is limited to the unamortized costs of $22.7 million and $18.2 million at December 31, 1998 and 1997, respectively. The fair values of these instruments were $43.9 million and $23.4 million at December 31, 1998 and 1997, respectively.

   The Company enters into forward U.S. Treasury, and Government National Mortgage Association ("GNMA") and Federal National Home Mortgage Association ("FNMA") commitments for the purpose of managing interest rate exposure. The Company generally does not take delivery on forward commitments. These commitments are instead settled with offsetting transactions. Gains and losses on forward commitments are recorded when the commitment is closed and amortized through the IMR over the remaining life of the asset. At December 31, 1998 and 1997, the Company had U. S. Treasury, GNMA and FNMA purchase commitments which will settle during the following year with contractual amounts of $603.4 million and $1,100.7 million, respectively. The fair values of these commitments were $604.1 million and $1,117.6 million, including net unrealized gains of $0.7 million and $16.9 million at December 31, 1998 and 1997, respectively.

   The Company utilizes other agreements to reduce exposures to various risks. Notional amounts relating to these agreements totaled $384.2 million and $385.6 million at December 31, 1998 and 1997, respectively. The fair values of these instruments resulted in an unrealized gain of $7.2 million at December 31, 1998 and an unrealized loss of $6.8 million at December 31, 1997.

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. This exposure is limited to contracts with a positive fair value. The amounts at risk in a net gain position were $272.5 million and $146.7 million at December 31, 1998 and 1997, respectively. The Company monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. Additionally, collateral positions have been obtained with counterparties when considered prudent.

8. INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

   MassMutual has two primary insurance subsidiaries, C.M. Life, which primarily writes variable annuities and universal life insurance, and MML Bay State, which primarily writes variable life and annuity business. MassMutual's wholly-owned non-insurance subsidiary MassMutual Holding Company, Inc. ("MMHC") owns subsidiaries which include retail and institutional asset management, registered broker dealer and international life and annuity operations.

   MassMutual accounts for the value of its investments in subsidiaries at their underlying net equity. Operating results for such subsidiaries are reflected as net unrealized capital gains in the Statement of Changes in Policyholders' Contingency Reserves. Net investment income is recorded by MassMutual to the extent that dividends are declared by the subsidiaries. The Company holds debt issued by MMHC and its subsidiaries of $1,111.3 million and $792.4 million at December 31, 1998 and 1997, respectively.

   Below is summarized financial information for the unconsolidated subsidiaries as of December 31 and for the year then ended:

                                                  1998            1997
                                                --------        --------
                                                     (In Millions)
   Domestic Life Insurance Subsidiaries:

     Total revenue                            $  1,151.4      $  1,086.9
     Net income (loss)                        $     (3.2)     $      1.1
     Assets                                   $  4,741.4      $  3,766.8
   Other Subsidiaries:

     Total revenue                            $  1,137.4      $    967.2
     Net income                               $     73.6      $     75.4
     Assets                                   $  2,839.5      $  2,018.8

9.  REINSURANCE

    The Company has reinsurance agreements with other insurance companies in the normal course of business. In addition, the Company cedes the remainder of its group life and health business to UniCARE. Premiums, benefits to policyholders and provisions for future benefits are stated net of reinsurance. The Company remains liable to the insured for the payment of benefits if the reinsurer cannot meet its obligations under the reinsurance agreements. Total premiums ceded were $183.9 million in 1998, $294.6 million in 1997 and $793.5 million in 1996.

10. BUSINESS RISKS AND CONTINGENCIES

    The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity.

    The Company is involved in litigation arising in and out of the normal course of its business. Management intends to defend these actions vigorously. While the outcome of litigation cannot be foreseen with certainty, it is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially affect its financial position, results of operations or liquidity.

11. SUBSIDIARIES AND AFFILIATED COMPANIES

    A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 1998 is illustrated below. The Company provides management or advisory services to these companies. Subsidiaries are wholly-owned, except as noted.

    Parent
    ------
    Massachusetts Mutual Life Insurance Company

    Subsidiaries of Massachusetts Mutual Life Insurance Company
    -----------------------------------------------------------
     CM Assurance Company
     CM Benefit Insurance Company
     C.M. Life Insurance Company
     MassMutual Holding Company
     MassMutual of Ireland, Limited
     MML Bay State Life Insurance Company
     MML Distributors, LLC
     MassMutual Mortgage Finance, LLC

         Subsidiaries of MassMutual Holding Company
         ------------------------------------------
         GR Phelps & Co., Inc.
         MassMutual Holding Trust I
         MassMutual Holding Trust II
         MassMutual Holding MSC, Inc.
         MassMutual International, Inc.
         MML Investor Services, Inc.

         Subsidiaries of MassMutual Holding Trust I
         ------------------------------------------
         Antares Capital Corporation - 99.4%
         Charter Oak Capital Management, Inc. - 80.0%
         Cornerstone Real Estate Advisors, Inc.
         DLB Acquisition Corporation - 85.8%
         Oppenheimer Acquisition Corporation - 89.36%

         Subsidiaries of MassMutual Holding Trust II
         -------------------------------------------
         CM Advantage, Inc.
         CM International, Inc.
         CM Property Management, Inc.
         HYP Management, Inc.
         MMHC Investments, Inc.
         MML Realty Management
         Urban Properties, Inc.
         MassMutual Benefits Management, Inc.

         Subsidiaries of MassMutual International, Inc.
         ----------------------------------------------
         Compensa de Seguros de Vida S.A. - 33.5%
         MassLife Seguros de Vida (Argentina) S.A.
         MassMutual International (Bermuda) Ltd.
         Mass Seguros de Vida (Chile) S.A. - 33.5%
         MassMutual International (Luxembourg) S.A.

         MassMutual Holding MSC, Inc.
         ----------------------------
         MassMutual Corporate Value Limited - 40.93%
         9048 - 5434 Quebec, Inc.
         1279342 Ontario Limited

   Affiliates of Massachusetts Mutual Life Insurance Company
   ---------------------------------------------------------
   MML Series Investment Fund
   MassMutual Institutional Funds
   Oppenheimer Value Stock Fund

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements:

          Financial Statements Included in Part A

          Condensed Financial Information

          Financial Statements Included in Part B

          The Registrant


          Report of Independent Accountants

          Statement of Assets and Liabilities as of December 31, 1998

          Statement of Operations for the year ended December 31, 1998

          Statement of Changes in Net Assets for the years ended December 31, 1998 and 1997

          Notes to Financial Statements


          The Depositor


          Report of Independent Accountants

          Statutory Statements of Financial Position as of December 31, 1998 and 1997

          Statutory Statements of Income for the years ended December 31, 1998, 1997 and 1996

          Statutory Statements of Changes in Policyholders' Contingency Reserves for the years ended 1998, 1997 and 1996

          Statutory Statement of Cash Flows for the years ended December 31, 1998, 1997 and 1996

          Notes to Statutory Financial Statements


     (b)  Exhibits:


          Exhibit 1 Copy of Resolution of the Executive Committee of the Board of Directors of Massachusetts Mutual Life Insurance Company, authorizing the establishment of the Registrant.(3)


          Exhibit 2           None


          Exhibit 3 (i) Copy of Distribution Agreement between the Registrant and MML Distributors, LLC.(1)

                              (ii) Copy of Co-Underwriting Agreement between the Registrant and MML Investors Services Inc.(1)

                              (ii) None

          Exhibit 4 (i) Form of Flexible Purchase Payment Multi-Fund Variable Annuity Contract.(3)

          Exhibit 5 The form of Application used with the Flexible Purchase Payment Multi-Fund Variable Annuity Contract.(3)

          Exhibit 6 (i) Copy of the Articles of Incorporation of Massachusetts Mutual Life Insurance Company.(2)

                              (ii) Copy of the By-Laws of Massachusetts Mutual Life Insurance Company.(2)

          Exhibit 7           None

          Exhibit 8 (a) Copy of the Form of Participation Agreement with Oppenheimer Variable Account Funds.(2)

          Exhibit 8 (b) Copy of the Form of Participation Agreement with Panorama Series Fund, Inc.(2)

          Exhibit 9           Opinion of and Consent of Counsel.*

          Exhibit 10 (i) Written consent of Independent Accountants, PricewaterhouseCoopers LLP.*

                              (ii) Powers of Attorney, incorporated by reference to Initial Registration Statement No. 333-22557, filed on January 28, 1997.

                              (iii) Powers of Attorney for Robert J. O'Connell and Thomas B. Wheeler, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-65887, filed on Form S-2 on January 28, 1999.

                              (iv) Power of Attorney for Roger G. Ackerman, incorporated by reference to Registration Statement No. 333-450039, filed on June 4, 1998.

          Exhibit 11          None

          Exhibit 12          None

          Exhibit 13          Schedule of Computation of Performance(1)

          Exhibit 14          None

(1) Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 33-83798, filed on Form N-4 with the Securities and Exchange Commission and effective May 1, 1996.

(2) Incorporated by reference to Registration Statement File No. 333-22557, filed on February 28, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement No. 33-83793, filed and effective May 1, 1998.

*Filed herewith


Item 25. Directors and Executive Officers of MassMutual

The directors and executive vice presidents of MassMutual, their positions and their other business affiliations and business experience for the past five years are listed below.

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

------------------------------------------------------------------------------------------------------------
Name, Position, Business Address        Principal Occupation(s ) During Past Five Years
------------------------------------------------------------------------------------------------------------
Roger G. Ackerman, Director             Corning, Inc.
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

One Riverfront Plaza, HQE 2             Chairman and Chief Executive Officer (since 1996)
Corning, NY 14831                       President and Chief Operating Officer (1990-1996)
------------------------------------------------------------------------------------------------------------
James R. Birle, Director                Resolute Partners, LLC
2 Soundview Drive                        Chairman (since 1997), Founder (1994)
Greenwich, CT 06836                      President (1994-1997)
                                        Blackstone Group
                                         General Partner (1988-1994)
------------------------------------------------------------------------------------------------------------
Gene Chao, Director                     Computer Projections, Inc.
733 SW Vista Avenue                      Chairman, President and CEO (since 1991)
Portland, OR 97205
------------------------------------------------------------------------------------------------------------
Patricia Diaz Dennis, Director          SBC Communications Inc.
175 East Houston, Room 5-A-70            Senior Vice President - Regulatory and Public
Affairs (since 1998)                     Senior Vice President and Assistant General Counsel
(1995-1998)                             Sullivan & Cromwell
San Antonio, TX 78205                     Special Counsel (1993-1995)
                                        U.S. Department of State
                                         Asst. Secy. of State for Human Rights and Human. Affrs. (1992-1993)
------------------------------------------------------------------------------------------------------------
Anthony Downs, Director                 The Brookings Institution
1775 Massachusetts Ave., N.W.            Senior Fellow (since 1977)
Washington, DC 20036-2188
------------------------------------------------------------------------------------------------------------
James L. Dunlap, Director               Ocean Energy, Inc.
1201 Louisiana, Suite 1400               Vice Chairman (since 1998)
Houston, TX 77002-5603                  United Meridian Corporation
                                         President and Chief Operating Officer (1996-1998)
                                        Texaco, Inc.
                                         Senior Vice President (1987-1996)
------------------------------------------------------------------------------------------------------------
William B. Ellis, Director              Yale University School of Forestry and Environmental Studies
31 Pound Foolish Lane                    Senior Fellow (since 1995)
Glastonbury, CT 06033                   Northeast Utilities
                                         Chairman of the Board (1993-1995) and Chief Executive
                                         Officer (1983-1993)
------------------------------------------------------------------------------------------------------------
Robert M. Furek, Director               Resolute Partners LLC
1 State Street, Suite 2310               Partner (since 1997)
Hartford, CT 06103                      State Board of Trustees for the Hartford School System
                                         Chairman (since 1997)
                                        Heublein, Inc.
                                         President and Chief Executive Officer (1987-1996)
------------------------------------------------------------------------------------------------------------
Charles K. Gifford, Director            BankBoston, N.A.
100 Federal Street                       Chairman and Chief Executive Officer (since 1996)
Boston, MA 02110                         President (1989-1996)
                                        BankBoston Corporation
                                         Chairman (since 1998) and Chief Executive Officer (since 1995)
                                         President (1989-1996)
------------------------------------------------------------------------------------------------------------
William N. Griggs, Director             Griggs & Santow, Inc.
75 Wall Street, 20th Floor               Managing Director (since 1983)
New York, NY 10005
------------------------------------------------------------------------------------------------------------
George B. Harvey, Director              Pitney Bowes
One Landmark Square, Suite 1905          Chairman, President and CEO (1983-1996)
Stamford, CT 06901
------------------------------------------------------------------------------------------------------------
Barbara B. Hauptfuhrer, Director        Director of various corporations (since 1972)
1700 Old Welsh Road
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Huntingdon Valley, PA 19006
------------------------------------------------------------------------------------------------------------
Sheldon B. Lubar, Director              Lubar & Co. Incorporated
700 North Water Street, Suite 1200       Chairman (since 1977)
Milwaukee, WI 53202
------------------------------------------------------------------------------------------------------------
William B. Marx, Jr., Director          Lucent Technologies
5 Peacock Lane                           Senior Executive Vice President (1996-1996)
Village of Golf, FL 33436-5299          AT&T Multimedia Products Group
                                         Executive Vice President and CEO (1994-1996)
                                        AT&T Network Systems Group
                                         Executive Vice President and CEO (1993-1994)
                                         Group Executive and President (1989-1993)
------------------------------------------------------------------------------------------------------------
John F. Maypole, Director               Peach State Real Estate Holding Company
55 Sandy Hook Road - North               Managing Partner (since 1984)
Sarasota, FL 34242
------------------------------------------------------------------------------------------------------------
Robert J. O'Connell, Director,          MassMutual
President and Chief Executive Officer    President and Chief Executive Officer (since 1999)
1295 State Street                       American International Group, Inc.
Springfield, MA 01111                    Senior Vice President (1991-1998)
                                        AIG Life Companies
                                         President and Chief Executive Officer (1991-1998)
------------------------------------------------------------------------------------------------------------
Thomas B. Wheeler, Director and         MassMutual
Chairman of the Board                    Chairman of the Board (since 1996)
1295 State Street                        President (1988-1996) and Chief Executive Officer (1988-1999)
Springfield, MA 01111
------------------------------------------------------------------------------------------------------------
Alfred M. Zeien, Director               The Gillette Company
Prudential Tower                         Chairman and Chief Executive Officer (since 1991)
Boston, MA 02199
------------------------------------------------------------------------------------------------------------
Executive Vice Presidents:
------------------------------------------------------------------------------------------------------------
Lawrence V. Burkett, Jr.                MassMutual
1295 State Street                        Executive Vice President and General Counsel (since 1993)
Springfield, MA 01111                    Senior Vice President and Deputy General Counsel (1992-1993)
------------------------------------------------------------------------------------------------------------
Peter J. Daboul                         MassMutual
1295 State Street                        Executive Vice President and Chief Information Officer (since 1997)
Springfield, MA 01111                    Senior Vice President (1990-1997)
------------------------------------------------------------------------------------------------------------
John B. Davies                          MassMutual
1295 State Street                        Executive Vice President (since 1994)
Springfield, MA 01111                    Associate Executive Vice President (1994-1994)
                                         General Agent (1982-1993)
------------------------------------------------------------------------------------------------------------
Daniel J. Fitzgerald                    MassMutual
1295 State Street                        Executive Vice President (since 1994)
Springfield, MA 01111                    Corporate Financial Operations (1994-1997)
                                         Senior Vice President (1991-1994)
------------------------------------------------------------------------------------------------------------
James E. Miller                         MassMutual
1295 State Street                        Executive Vice President (since 1997 and 1987-1996)
Springfield, MA 01111                   UniCare Life & Health
                                         Senior Vice President (1996-1997)
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
John V. Murphy                          MassMutual
1295 State Street                        Executive Vice President (since 1997)
Springfield, MA 01111                   David L. Babson & Co., Inc.
                                         Executive Vice President and Chief Operating Officer (1995-1997)
                                        Concert Capital Management, Inc.
                                         Chief Operating Officer (1993-1995)
                                        Liberty Financial Companies
                                         Senior Vice President and Chief Financial Officer (1977-1993)
------------------------------------------------------------------------------------------------------------
Joseph M. Zubretsky                     MassMutual
1295 State Street                        Executive Vice President and Chief Financial Officer (since 1997)
Springfield, MA 01111                   HealthSource
                                         Chief Financial Officer (1996-1996)
                                        Coopers & Lybrand
                                         Partner (1990-1996)
------------------------------------------------------------------------------------------------------------

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The assets of the Registrant, under state law, are assets of MassMutual.

          The Registrant may also be deemed to be under common control with other separate accounts established by MassMutual and its life insurance subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, which are registered as unit investment trusts under the Investment Company Act of 1940.

          The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                             CORPORATE ORGANIZATION

A.   DIRECT SUBSIDIARIES OF MASSMUTUAL

     MassMutual is the sole owner of each subsidiary unless otherwise indicated.

1. CM Assurance Company, a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

2. CM Benefit Insurance Company, a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

3. C.M. Life Insurance Company, a Connecticut corporation which operates as a life and health insurance company.

4. MML Bay State Life Insurance Company, a Connecticut corporation which operates as a life and health insurance company.

5. MML Distributors, LLC, a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual - 99%; G.R. Phelps & Co., Inc. - 1%)

6. MassMutual of Ireland, Limited, a corporation organized in the Republic of Ireland which formerly operated to provide claims service to holders of MassMutual group life and accident and health insurance contracts. This subsidiary is inactive and will be dissolved in the near future.

7. MassMutual Holding Company, a Delaware corporation which operates as a holding company for certain MassMutual entities.

8. MassMutual Mortgage Finance, LLC, a Delaware limited liability company which makes, acquires, holds and sells mortgage loans.

B.   MASSMUTUAL HOLDING COMPANY GROUP

     MassMutual Holding Company is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1. G.R. Phelps & Co, Inc., a Connecticut corporation which formerly operated as a securities broker-dealer. This subsidiary is inactive and expected to be dissolved.

2. MML Investors Services, Inc., a Massachusetts corporation which operates as a securities broker-dealer. (MassMutual Holding Company - 86%; G.R. Phelps & Co., Inc. - 14%)

3. MassMutual Holding MSC, Inc., a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a "Massachusetts Security Corporation" under Chapter 63 of the Massachusetts General Laws.

4. MassMutual Holding Trust I, a Massachusetts business trust which operates as a holding company for separately-staffed MassMutual investment subsidiaries.

5. MassMutual Holding Trust II, a Massachusetts business trust which operates as a holding company for non-staffed MassMutual investment subsidiaries.

6. MassMutual International, Inc., a Delaware corporation which operates as a holding company for those entities constituting MassMutual's international insurance operations.

C.   MML INVESTORS SERVICES, INC. GROUP

     Set forth below are the direct and indirect subsidiaries of MML Investors Services, Inc. The parent is the sole owner of each subsidiary unless otherwise indicated.

Direct Subsidiaries of MML Investors Services, Inc.

1. MML Insurance Agency, Inc., a Massachusetts corporation which operates as an insurance broker.

2. MML Securities Corporation, a Massachusetts corporation which operates as a "Massachusetts Security Corporation" under Section 63 of the Massachusetts General Laws.

Direct Subsidiaries of MML Insurance Agency, Inc.

1. DISA Insurance Services of America, Inc., an Alabama corporation which operates as an insurance broker.

2. Diversified Insurance Services of America, Inc., a Hawaii corporation which operates as an insurance broker.

3. MML Insurance Agency of Mississippi, P.C., a Mississippi corporation which operates as an insurance broker.

4. MML Insurance Agency of Nevada, Inc., a Nevada corporation which operates as an insurance broker.

5. MML Insurance Agency of Ohio, Inc. an Ohio corporation which operates as an insurance broker. (Controlled by MML Insurance Agency, Inc. through a voting trust agreement.)

6. MML Insurance Agency of Texas, Inc., a Texas corporation which operates as an insurance broker. (Controlled by MML Insurance Agency, Inc. through an irrevocable proxy arrangement.)

D.   MASSMUTUAL HOLDING MSC, INC. GROUP

     MassMutual Holding MSC, Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1. MassMutual Corporate Value Limited, a Cayman Islands corporation which holds a 90% ownership interest in MassMutual Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC, Inc. - 46%)

2. 9048-5434 Quebec, Inc., a Canadian corporation which operates as the owner of Hotel du Parc in Montreal, Quebec, Canada.

3. 1279342 Ontario Limited, a Canadian corporation which operates as the owner of Deerhurst Resort in Huntsville, Ontario, Canada.

E.   MASSMUTUAL HOLDING TRUST I GROUP

     Set forth below are the direct and indirect subsidiaries and affiliates of MassMutual Holding Trust I. The parent is the sole owner of each subsidiary unless otherwise indicated.

Direct Subsidiaries of MassMutual Holding Trust I

1. Antares Capital Corporation, a Delaware corporation which operates as a finance company. (MassMutual Holding Trust I - 99%)

2. Charter Oak Capital Management, Inc., a Delaware corporation which operates as a manager of institutional investment portfolios. (MassMutual Holding Trust I - 80%)

3. Cornerstone Real Estate Advisers, Inc., a Massachusetts corporation which operates as an investment adviser.

4. DLB Acquisition Corporation, a Delaware corporation which operates as a holding company for the David L. Babson companies (MassMutual Holding Trust I - 85%).

5. Oppenheimer Acquisition Corp., a Delaware corporation which operates as a holding company for the Oppenheimer companies (MassMutual Holding Trust I - 89%).

Direct Subsidiary of DLB Acquisition Corporation

David L. Babson and Company Incorporated, a Massachusetts corporation which operates as an investment adviser.

Direct Affiliates of David L. Babson and Company Incorporated

1. Babson Securities Corporation, a Massachusetts corporation which operates as a securities broker-dealer.

2. Babson-Stewart Ivory International, a Massachusetts general partnership which operates as an investment adviser. (David L. Babson and Company Incorporated - 50%).

3. Potomac Babson Incorporated, a Massachusetts corporation which operates as an investment adviser (David L. Babson and Company Incorporated - 60%).

Direct Subsidiary of Oppenheimer Acquisition Corp.

OppenheimerFunds, Inc., a Colorado corporation which operates as the investment adviser to the Oppenheimer Funds.

Direct Subsidiaries of OppenheimerFunds, Inc.

1. Centennial Asset Management Corporation, a Delaware corporation which operates as investment adviser and general distributor of the Centennial Funds.

2. HarbourView Asset Management Corporation, a New York corporation which operates as an investment adviser.

3. OppenheimerFunds Distributor, Inc., a New York corporation which operates as a securities broker-dealer.

4. Oppenheimer Partnership Holdings, Inc., a Delaware corporation which operates as a holding company.

5. Oppenheimer Real Asset Management, Inc., a Delaware corporation which is the sub-adviser to a mutual fund investing in the commodities markets.

6. Shareholder Financial Services, Inc., a Colorado corporation which operates as a transfer agent for mutual funds.

7. Shareholder Services, Inc., a Colorado corporation which operates as a transfer agent for various Oppenheimer and MassMutual funds.

Direct Subsidiary of Centennial Asset Management Corporation

Centennial Capital Corporation, a Delaware corporation which formerly sponsored a unit investment trust.

Direct Affiliate of Cornerstone Real Estate Advisers, Inc.

Cornerstone Office Management, LLC, a Delaware limited liability company which serves as the general partner of Cornerstone Suburban Office, L.P. (Cornerstone Real Estate Advisers, Inc. - 50%; MML Realty Management Corporation - 50%).

F.   MASSMUTUAL HOLDING TRUST II GROUP

     MassMutual Holding Trust II is the sole owner of each subsidiary.

1. CM Advantage, Inc., a Connecticut corporation which serves as a general partner of real estate limited partnerships. The subsidiary is largely inactive and will be dissolved in the near future.

2. CM International, a Delaware corporation which is the issuer of collateralized mortgage obligation securities.

3. CM Property Management, Inc., a Connecticut corporation which serves as the general partner of Westheimer 335 Suites Limited Partnership. The partnership holds a ground lease with respect to hotel property in Houston, Texas.

4. HYP Management, Inc., a Delaware corporation which operates as the "LLC Manager" of MassMutual High Yield Partners II LLC, a high yield bond fund.

5. MassMutual Benefits Management, Inc., a Delaware corporation which supports MassMutual with benefit plan administration and planning services.

6. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual/Darby CBO IM, Inc., MassMutual/Darby CBO LLC, MassMutual High Yield Partners II LLC, and other MassMutual investments.

7. MML Realty Management Corporation, a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

8. Urban Properties, Inc., a Delaware corporation which serves as a general partner of real estate limited partnerships and as a real estate holding company.

Direct Affiliate of MMHC Investment, Inc.

MassMutual/Darby CBO IM Inc., a Delaware corporation which operates as the "LLC Manager" of MassMutual/Darby CBO LLC, a collateralized bond obligation fund. (MMHC Investment, Inc. - 50%)

Direct Affiliate of MML Realty Management Corporation

Cornerstone Office Management, LLC, a Delaware limited liability company which serves as the general partner of Cornerstone Suburban Office, L.P. (MML Realty Management Corporation - 50%; Cornerstone Real Estate Advisers, Inc. - 50%).

G.   MASSMUTUAL INTERNATIONAL, INC. GROUP

     Set forth below are the direct or indirect subsidiaries and affiliates of MassMutual International, Inc. The parent is the sole owner of each subsidiary or affiliate unless otherwise indicated.

Direct Affiliates of MassMutual International, Inc.

1. MassMutual Internacional (Argentina) S.A., a corporation organized in the Argentine Republic which operates as a holding company. (MassMutual International, Inc. - 99%; MassMutual Holding Company - 1%)

2. MassMutual Internacional (Chile) S.A., a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual International, Inc. - 99%; MassMutual Holding Company - 1%)

3. MassMutual International (Bermuda) Ltd., a corporation organized in Bermuda which operates as a life insurance company.

4. MassMutual International (Luxembourg) S.A., a corporation organized in the Grand Duchy of Luxembourg which operates as a life insurance company. (MassMutual International, Inc. - 99%; MassMutual Holding Company - 1%)

5. MassLife Seguros de Vida, S.A., a corporation organized in the Argentine Republic which operates as a life insurance company. (MassMutual International, Inc. - 99.9%)

Direct Subsidiaries of MassMutual Internacional (Argentina) S.A.

MassMutual Services S.A., a corporation organized in the Argentine Republic which operates as a service company. (MassMutual Internacional (Argentina) S.A.
- 99%; MassMutual International, Inc. - 1%)

Direct Affiliate of MassMutual Internacional (Chile) S.A.

1. Mass Seguros de Vida S.A., a corporation organized in the Republic of Chile which operates as a life insurance company. (MassMutual Internacional (Chile) S.A. - 33.5%)

2. Origen Inversiones S.A., a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual Internacional (Chile) S.A.
     - 33.5%)

Direct Subsidiary of Origen Inversiones S.A.

Compania de Seguros Vida Corp S.A., corporation organized in the Republic of Chile which operates as an insurance company. (Origen Inversiones S.A. - 99%)

H.   REGISTERED INVESTMENT COMPANY AFFILIATES

     Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

1. DLB Fund Group, a Massachusetts business trust which operates as an open-end investment company advised by David L. Babson and Company Incorporated. MassMutual owns at least 25% of each series of shares issued by the fund.

2. MML Series Investment Fund, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by MassMutual and certain of its affiliates.

3. MassMutual Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust.

4. MassMutual Institutional Funds, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by MassMutual.

5. MassMutual Participation Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust.

6. Oppenheimer Series Fund, Inc., a Maryland corporation which operates as an open-end investment company. MassMutual and affiliates own a majority of certain series of shares issued by the fund.

7. Panorama Series Fund, Inc., a Maryland corporation which operates as an open-end investment company. All shares issued by the fund are owned by MassMutual and certain affiliates.

Item 27.  Number of Contract Owners


          As of March 4, 1999, there were 8,083 Separate Account contracts in force.


Item 28.  Indemnification

          MassMutual directors and officers are indemnified under its by-laws. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of MassMutual pursuant to the foregoing provisions, or otherwise, MassMutual has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by MassMutual of expenses incurred or paid by a director, officer or controlling person of MassMutual in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, MassMutual will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

        (a) MML Distributors, LLC, a controlled subsidiary of MassMutual, acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State.

        (b)(1) MML Distributors, LLC, is the principal underwriter for the contracts. The following people are officers and member representatives of the principal underwritier.

                      OFFICERS AND MEMBER REPRESENTATIVES
                             MML DISTRIBUTORS, LLC

Kenneth M. Rickson               Member Representative             One Monarch Place
                                 G.R. Phelps & Co., Inc.           1414 Main Street
                                                                   Springfield, MA 01144-1013

Margaret Sperry                  Member Representative             1295 State Street
                                 Massachusetts Mutual              Springfield, MA 01111-0001
                                 Life Insurance Co.

Kenneth M. Rickson               Chief Executive Officer,          One Monarch Place
                                 President, and Main OSJ           1414 Main Street
                                 Supervisor                        Springfield, MA 01144-1013

John E. Forrest                  Vice President                    One Monarch Place
1414 Main Street
Springfield, MA 01144-1013


Michael L. Kerley                Vice President                    One Monarch Place
                                 Assistant Secretary               1414 Main Street
                                                                   Springfield, MA 01144-1013

Ronald E. Thomson                Vice President                    One Monarch Place
                                                                   1414 Main Street
                                                                   Springfield, MA 01144-1013

James T. Bagley                  Treasurer                         1295 State Street
                                                                   Springfield, MA 01111

Bruce C. Frisbie                 Assistant Treasurer               1295 State Street
                                                                   Springfield, MA 01111-0001

Raymond W. Anderson              Assistant Treasurer               140 Garden Street
                                                                   Hartford, CT 06154

Ann F. Lomeli                    Secretary                         1295 State Street
                                                                   Springfield, MA 01111-0001

Marilyn A. Sponzo                Chief Legal Officer               One Monarch Place
                                 Assistant Secretary               1414 Main Street
                                                                   Springfield, MA 01144-1013

Robert Rosenthal                 Compliance Officer                One Monarch Place
                                                                   1414 Main Street
                                                                   Springfield, MA 01144-1013

Melissa Thompson                 Registration Manager              One Monarch Place
                                                                   1414 Main Street
                                                                   Springfield, MA 01144-1013

Ruth B. Howe                     Director of Continuing            One Monarch Place
                                 Education                         1414 Main Street
                                                                   Springfield, MA 01144-1013

Peter D. Cuozzo                  Variable Life Supervisor and      140 Garden Street
                                 Hartford OSJ Supervisor           Hartford, CT 06154

Anne Melissa Dowling             Large Corporate Markets           140 Garden Street
                                                                   Supervisor Hartford, CT 06154

(b)(2) MML Investors Services, Inc. is the co-underwriter of the contracts. The following people are the officers and directors of the co-underwriter.


                          MML INVESTORS SERVICES, INC.
                             OFFICERS AND DIRECTORS

               OFFICER                                          BUSINESS ADDRESS
               -------                                          ----------------
           Kenneth M. Rickson                                   One Monarch Place
           President                                            1414 Main Street
                                                                Springfield, MA 01144-1013

           Michael L. Kerley                                    One Monarch Place
           Vice President, Chief Legal Officer,                 1414 Main Street

           Chief Compliance Officer, Assistant Secretary             Springfield, MA 01144-1013

           Ronald E. Thomson                                         One Monarch Place
           Vice President, Treasurer                                 1414 Main Street
                                                                     Springfield, MA 01144-1013

           Ann F. Lomeli                                             1295 State Street
           Secretary/Clerk                                           Springfield, MA 01111

           John E. Forrest                                           One Monarch Place
           Vice President                                            1414 Main Street
           National Sales Director                                   Springfield, MA 01144-1013

           Marilyn A. Sponzo                                         One Monarch Place
           Assistant Secretary                                       1414 Main Street
                                                                     Springfield, MA 01144-1013

           James Furlong                                             One Monarch Place
           Chief Operations Officer                                  1414 Main Street
                                                                     Springfield, MA 01144-1013

           James T. Bagley                                           One Monarch Place
           Controller                                                1414 Main Street
                                                                     Springfield, MA 01144-1013

           David Deonarine                                           One Monarch Place
           Sr. Registered Options Principal                          1414 Main Street
           Compliance Registered Options Principal                   Springfield, MA 01144-1013

           Nicholas J. Orphan                                        245 Peach Tree Center Ave., Suite 2330
           Regional Supervisor (South)                               Atlanta, GA 30303

           Robert W. Kumming                                         1295 State Street
           Retirement Services Regional                              Springfield, MA 01111
           Supervisor (East/Central)

           Peter J. Zummo                                            1295 State Street
           Retirement Services Regional Supervisor(South/West)       Springfield, MA 01111

           Bruce Lukowiak                                            6263 North Scottsdale Rd., Suite 222
           Regional Supervisor (West)                                Scottsdale, AZ 85250

           Gary L. Greenfield                                        1 Lincoln Center, Suite 1490
           Regional Supervisor (Central)                             Oakbrook Terrace, IL 60181

           Burvin E. Pugh, Jr.                                       1295 State Street
           Chief Agency Field Force Supervisor                       Springfield, MA 01111

           John P. McCloskey                                         1295 State Street
           Regional Supervisor (East)                                Springfield, MA 01144

           Robert J. O'Connell                                       1295 State Street
           Chairman of the Board of Directors                        Springfield, MA 01144

           Susan Alfano                                              1295 State Street
           Director                                                  Springfield, MA 01111

           Lawrence V. Burkett, Jr.                                  1295 State Street
           Director                                                  Springfield, MA 01111

           John B. Davies                                            1295 State Street
           Director                                                  Springfield, MA 01111

           Anne Melissa Dowling                                      140 Garden Street
           Director                                                  Hartford, CT 01654

           Gary T. Huffman                                           1295 State Street
           Director                                                  Springfield, MA 01111


           Douglas J. Jangraw                                   140 Garden Street
           Director                                             Hartford, CT 01654

           Burvin E. Pugh, Jr.                                  1295 State Street
           Director                                             Springfield, MA 01111

     (c) See the section captioned "Distribution" in the Statement of Additional Information.

Item 30.  Location of Accounts and Records



          All accounts, books, or other documents required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street,
          Springfield, Massachusetts 01111.


Item 31.  Management Related Services

          None

Item 32.  Undertakings

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either: (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
          Information; or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c)  Registrant undertakes to deliver any Statement of Additional
          Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Registrant affirms that the Separate Account meets the definition of a separate account under the Investment Company Act of 1940.

     (e) Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the flexible purchase payment individual variable annuity contracts described in this Registration
          Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 3, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 5 to Registration Statement No. 33-83798 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 22 nd day of April, 1999.


          MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 3


          MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
          (Depositor)


          By: /s/ Robert J. O'Connell*
          ----------------------------------------------------------
          Robert J. O'Connell, President and Chief Executive Officer Massachusetts Mutual Life Insurance Company

/s/ Richard M. Howe         On April 22, 1999, as Attorney-in-Fact pursuant to
----------------------      powers of attorney.
*Richard M. Howe

As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to Registration Statement No. 33-83798 has been signed by the following persons in the capacities and on the dates indicated.


    Signature               Title                                             Date
/s/ Robert J. O'Connell*    President and Chief Executive Officer             April 22, 1999
--------------------------
Robert J. O'Connell

/s/ Joseph M. Zubretsky*    Executive Vice President,                         April 22, 1999
--------------------------  Chief Financial Officer &
Joseph M. Zubretsky         Chief Accounting Officer

/s/ Roger G. Ackerman*      Director                                          April 22, 1999
--------------------------
Roger G. Ackerman

/s/ James R. Birle*         Director                                          April 22, 1999
--------------------------
James R. Birle

/s/ Gene Chao*              Director                                          April 22, 1999
--------------------------
Gene Chao, Ph.D.


/s/ Patricia Diaz Dennis*   Director                                          April 22, 1999
--------------------------
Patricia Diaz Dennis


/s/ Anthony Downs*          Director                                          April 22, 1999
--------------------------
Anthony Downs

/s/ James L. Dunlap*        Director                                          April 22, 1999
--------------------------
James L. Dunlap

/s/ William B. Ellis*       Director                                          April 22, 1999
--------------------------
William B. Ellis, Ph.D.

/s/ Robert M. Furek*        Director                                          April 22, 1999
--------------------------
Robert M. Furek

    Signature               Title                                             Date
/s/ Charles K. Gifford*     Director                                          April 22, 1999
--------------------------
Charles K. Gifford

/s/ William N. Griggs*      Director                                          April 22, 1999
--------------------------
William N. Griggs


/s/ George B. Harvey*       Director                                          April 22, 1999
--------------------------
George B. Harvey


/s/ Barbara B. Hauptfuhrer* Director                                          April 22, 1999
--------------------------
Barbara B. Hauptfuhrer


/s/ Sheldon B. Lubar*       Director                                          April 22, 1999
--------------------------
Sheldon B. Lubar

/s/ William B. Marx, Jr.*   Director                                          April 22, 1999
--------------------------
William B. Marx, Jr.

/s/ John F. Maypole*        Director                                          April 22, 1999
--------------------------
John F. Maypole

/s/ Thomas B. Wheeler*      Director                                          April 22, 1999
--------------------------
Thomas B. Wheeler

/s/ Alfred M. Zeien*        Director                                          April 22, 1999
--------------------------
Alfred M. Zeien

/s/ Richard M. Howe         On April 22, 1999, as Attorney-in-Fact
--------------------------  pursuant to powers of attorney
*Richard M. Howe

                     REPRESENTATION BY REGISTRANT'S COUNSEL


As counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 5 to Registration Statement No. 33-83798, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.


/s/ James M. Rodolakis
-----------------------
James M. Rodolakis
Counsel
Massachusetts Mutual Life Insurance Company

                                  EXHIBIT LIST

Exhibit 9        Opinion of and Consent of Counsel.


Exhibit 10(i)    Written consent of Independent Accountants,
                 PricewaterhouseCoopers LLP.